[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.
Active International Allocation Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

			Value
		Shares	(000)
Common Stocks (91.8%)
Australia (2.9%)
Alumina Ltd.		91,525	$486
Amcor Ltd.		71,068	377
AMP Ltd.		42,736	266
Ansell Ltd.		5,679	47
Australia & New Zealand Banking Group Ltd.		46,465	882
Australian Gas Light Co., Ltd. (c)		14,942	198
BHP Billiton Ltd.		282,988	5,673
BlueScope Steel Ltd.		57,822	297
Boral Ltd.		47,082	301
Brambles Industries Ltd.		31,812	245
Caltex Australia Ltd.		29,853	410
Coca-Cola Amatil Ltd.		16,776	87
Coles Myer Ltd. (c)		34,518	264
Commonwealth Bank of Australia		38,394	1,245
CSL Ltd. (c)		2,842	111
CSR Ltd.		76,379	244
Foster’s Group Ltd.		65,602	249
Insurance Australia Group Ltd.		54,613	214
James Hardie Industries N.V.		37,648	256
John Fairfax Holdings Ltd. (c)		32,240	93
Leighton Holdings Ltd. (c)		7,115	90
Lend Lease Corp., Ltd.		13,618	135
Macquarie Bank Ltd.		6,715	311
Macquarie Infrastructure Group		74,866	204
Mayne Pharma Ltd. (a)		28,935	61
National Australia Bank Ltd.		51,258	1,383
Newcrest Mining Ltd.		26,212	439
OneSteel Ltd. (c)		44,821	132
Origin Energy Ltd. (c)		213,888	1,121
PaperlinX Ltd.		36,382	98
Patrick Corp., Ltd.		30,000	173
QBE Insurance Group Ltd.		22,311	349
Rinker Group Ltd.		75,117	1,068
Rio Tinto Ltd. (c)		24,545	1,386
Santos Ltd.		157,070	1,280
Sonic Healthcare Ltd.		5,616	63
Stockland		1,042	5
Stockland Trust Group (a)		32	@—
Suncorp-Metway Ltd.		17,718	247
Symbion Health Ltd.		28,935	71
TABCORP Holdings Ltd.		13,036	144
Telstra Corp., Ltd.		69,366	186
Transurban Group (c)		18,904	91
Wesfarmers Ltd.		12,074	301
Westpac Banking Corp.		54,298	926
Woodside Petroleum Ltd.		85,928	2,798
Woolworths Ltd.		32,252	435
			25,442
Austria (0.8%)
Andritz AG		975	142
Bank Austria Creditanstalt AG		2,955	380
Boehler-Uddeholm AG		1,237	255
Erste Bank der Oesterreichischen Sparkassen AG		25,742	1,518
Flughafen Wien AG		1,465	115
IMMOFINANZ Immobilien Anlagen AG (a)		47,356	491
Mayr-Melnhof Karton AG		597	107
OMV AG		22,741	1,521
Raiffeisen International Bank Holding AG	(a)	3,792	323
Telekom Austria AG		45,499	1,072
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	(c)	1,067	474
Voestalpine AG		2,502	350
Wiener Staedtische Allgemeine Versicherung AG		3,115	192
Wienerberger AG		7,967	401
			7,341
Belgium (0.8%)
AGFA-Gevaert N.V.		4,251	81
Bekaert S.A.		539	56
Belgacom S.A.		6,763	216
Dexia		58,800	1,520
Fortis		90,067	3,217
KBC Groupe N.V.		8,105	870
Solvay S.A., Class A		4,197	485
UCB S.A.		6,911	340
Umicore		1,785	247
			7,032
Brazil (1.3%)
AmBev		241,555	91

AmBev (Preference)	1,200,781	518
Aracruz Celulose S.A., Class B (Preference)	31,988	169
Arcelor Brasil S.A.	5,404	84
Banco Bradesco S.A. (Preference)	29,000	1,041
Banco Itau Holding Financeira S.A. (Preference)	30,170	899
Brasil Telecom Participacoes S.A. (Preference)	16,991,044	124
Caemi Mineracao e Metalurgica S.A. (Preference)	119,500	212
CEMIG S.A. (Preference)	7,110,000	324
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	900	38
Cia Siderurgica Nacional S.A.	5,976	188
Contax Participacoes S.A.	9,831	12
CVRD, Class A (Preference)	40,221	1,732
Electrobras S.A., Class B (Preference)	8,073,614	178
Embraer (Preference)	24,416	226
Embratel Participacoes S.A. (Preference) (a)	7,843,216	17
Gerdau S.A. (Preference)	15,500	348
Klabin S.A. (Preference)	43,000	95
Petrobras S.A. (Preference)	158,500	3,150
Sadia S.A. (Preference)	34,500	93
Souza Cruz S.A.	5,800	90
Tele Centro Oeste Celular Participacoes S.A.	5,908	74
Tele Norte Leste Participacoes S.A. (Preference)	20,831	346
Telesp Celular Participacoes S.A. (Preference) (a)	13,125	55
Unibanco ADR	5,650	418
Usiminas S.A., Class A (Preference)	7,400	275
Votorantim Celulose e Papel S.A. (Preference)	5,968	95
		10,892
Denmark (0.4%)
AP Moller - Maersk A/S	74	636
Danske Bank A/S	34,745	1,289
DSV A/S	1,175	156
GN Store Nord A/S	21,800	301
Novo-Nordisk A/S, Class B	15,000	933
Novozymes A/S, Class B	3,314	225
Vestas Wind Systems A/S (a)	10,650	265
		3,805
Finland (1.3%)
Cargotec Corp., Class B	2,604	107
Fortum Oyj (c)	16,886	426
Kesko Oyj, Class B (c)	4,358	136
Kone Oyj, Class B	5,208	214
Metso Oyj	7,730	298
Neste Oil Oyj (c)	6,952	239
Nokia Oyj (c)	323,165	6,688
Outokumpu Oyj (c)	15,450	312
Rautaruukki oyj (c)	6,293	232
Sampo Oyj, Class A	22,919	482
Stora Enso Oyj, Class R (c)	41,550	639
TietoEnator Oyj (c)	10,536	412
UPM-Kymmene Oyj (c)	36,167	855
Uponor Oyj	2,904	76
Wartsila Oyj, Class B	4,034	150
		11,266
France (7.1%)
Accor S.A. (c)	18,464	1,064
Alcatel S.A. (a)	87,177	1,349
Alstom (a)	6,792	570
Atos Origin S.A. (a)	1,557	115
Autoroutes du Sud de la France	5,067	313
AXA S.A.	142,852	5,013
BNP Paribas S.A.	75,639	7,025
Bouygues S.A.	16,979	902
Business Objects S.A. (a)	4,600	168
Cap Gemini S.A. (a)	13,124	715
Carrefour S.A.	31,579	1,680
Casino Guichard Perrachon S.A. (c)	3,591	251
Cie de Saint-Gobain	18,247	1,275
Cie Generale d’Optique Essilor International S.A.	3,527	315
CNP Assurances	5,372	542
Credit Agricole S.A.	34,585	1,346
Dassault Systemes S.A.	4,244	243
France Telecom S.A.	89,477	2,012
Gecina S.A. REIT	3,084	409
Groupe Danone (c)	13,945	1,708
Hermes International	445	113
Imerys S.A.	2,205	186
Klepierre REIT	2,600	324
L’Air Liquide S.A. (c)	7,299	1,519
L’Oreal S.A.	2,146	189
Lafarge S.A. (c)	11,729	1,329
Lagardere S.C.A.	6,292	491
LVMH Moet Hennessy Louis Vuitton S.A.	10,888	1,067
Michelin (CGDE), Class B	4,696	295
Neopost S.A.	2,457	267
Pernod-Ricard S.A. (c)	1,088	208
Peugeot S.A. (c)	5,348	337

PPR S.A.	2,823	341
Publicis Groupe	4,217	165
Renault S.A. (c)	5,505	585
Safran S.A.	4,910	125
Sanofi-Aventis S.A. (c)	59,968	5,704
Schneider Electric S.A.	13,164	1,421
Societe BIC S.A.	1,627	109
Societe Generale	29,834	4,486
Societe Television Francaise 1 (c)	5,196	157
Sodexho Alliance S.A. (c)	10,220	485
Suez S.A. (c)	34,213	1,348
Suez S.A. (VVPR-strip) (a)	2,940	@—
Technip S.A.	1,528	103
Thales S.A. (c)	6,720	299
Thomson (c)	10,855	214
Total S.A. (c)	34,878	9,200
Unibail REIT	4,206	759
Valeo S.A.	5,295	221
Veolia Environnement (c)	7,021	390
Vinci S.A. (c)	8,430	831
Vivendi Universal S.A.	39,320	1,350
Zodiac S.A.	631	41
		61,674
Germany (7.3%)
Adidas-Salomon AG	2,861	566
Allianz AG (Registered)	36,512	6,095
Altana AG	5,626	349
BASF AG	34,910	2,737
Bayer AG	42,363	1,697
Bayerische Hypo-und Vereinsbank AG (a)	72,962	2,408
Beiersdorf AG	6,137	885
Celesio AG	2,419	229
Commerzbank AG	91,364	3,640
Continental AG	5,688	626
DaimlerChrysler AG	38,537	2,213
Deutsche Bank AG (Registered)	52,584	6,005
Deutsche Boerse AG	20,350	2,934
Deutsche Lufthansa AG (Registered)	18,151	325
Deutsche Post AG (Registered)	64,771	1,624
Deutsche Telekom AG (Registered)	165,931	2,799
Douglas Holding AG (c)	1,380	65
E. ON AG	51,698	5,688
Epcos AG (a)	3,649	48
Fresenius Medical Care AG	4,509	539
Henkel KGaA (Non-Voting Shares)	4,261	498
Hochtief AG	700	40
Hypo Real Estate Holding AG	16,900	1,158
InBev N.V.	3,651	171
Infineon Technologies AG (a)(c)	28,610	295
KarstadtQuelle AG (a)(c)	714	17
Linde AG	5,894	512
MAN AG	9,024	626
Merck KGaA (a)	2,964	282
Metro AG	13,436	689
Muenchener Rueckversicherungs AG (Registered)	8,843	1,254
Porsche AG (Non-Voting Shares)	365	349
ProSiebenSAT.1 Media AG (Non-Voting Shares)	3,088	80
Puma AG Rudolf Dassler Sport (a)	957	362
RWE AG	30,540	2,658
RWE AG (Non-Voting Shares)	900	70
SAP AG	18,279	3,965
Schering AG	9,991	1,038
Siemens AG (Registered)	58,294	5,441
ThyssenKrupp AG	23,753	686
TUI AG (c)	15,183	298
Volkswagen AG (c)	10,014	756
Volkswagen AG (Non-Voting Shares)	5,035	276
Wincor Nixdorf AG	1,324	167
		63,160
Greece (0.2%)
Alpha Bank A.E.	11,274	416
EFG Eurobank Ergasias S.A.	6,542	252
National Bank of Greece S.A.	14,133	665
OPAP S.A.	12,910	493
Titan Cement Co., S.A.	3,950	189
		2,015
Hong Kong (2.9%)
Bank of East Asia Ltd.	218,194	789
BOC Hong Kong Holdings Ltd.	542,500	1,091
Cathay Pacific Airways Ltd. (c)	154,000	270
Cheung Kong Holdings Ltd.	226,000	2,396
Cheung Kong Infrastructure Holdings Ltd.	84,000	267
CLP Holdings Ltd.	258,300	1,508
Esprit Holdings Ltd.	141,500	1,102
Hang Lung Properties Ltd.	282,000	536
Hang Seng Bank Ltd. (c)	105,400	1,358

Henderson Land Development Co., Ltd.	109,000	604
Hong Kong & China Gas Co., Ltd. (c)	560,079	1,353
Hong Kong Exchanges & Clearing Ltd. (c)	157,000	947
HongKong Electric Holdings Ltd.	205,500	967
Hopewell Holdings Ltd.	95,000	275
Hutchison Telecommunications International, Ltd. (a)	207,000	353
Hutchison Whampoa Ltd.	310,200	2,844
Hysan Development Co., Ltd.	97,958	279
Johnson Electric Holdings Ltd.	235,500	220
Kerry Properties Ltd.	62,250	228
Kingboard Chemical Holdings Ltd.	103,500	313
Li & Fung Ltd.	247,000	557
Link REIT (The) (a)	246,000	533
MTR Corp. (c)	207,085	467
New World Development Ltd. (c)	344,216	603
PCCW Ltd.	552,411	360
SCMP Group Ltd.	18,000	6
Shangri-La Asia Ltd.	156,424	253
Sino Land Co. (c)	176,109	253
Sun Hung Kai Properties Ltd.	193,000	1,960
Swire Pacific Ltd., Class A	135,000	1,321
Techtronic Industries Co.	137,500	247
Television Broadcasts Ltd.	43,000	244
Wharf Holdings Ltd.	183,600	674
Yue Yuen Industrial Holdings Ltd.	88,500	261
		25,439
Ireland (0.5%)
Allied Irish Banks plc	45,808	1,094
Bank of Ireland	53,484	992
CRH plc	34,969	1,220
DCC plc	1,882	44
Elan Corp. plc (a)	22,642	328
Grafton Group plc (a)	13,307	175
Independent News & Media plc	11,532	37
Irish Life & Permanent plc	3,435	82
		3,972
Italy (1.2%)
Alleanza Assicurazioni S.p.A. (c)	7,412	88
Assicurazioni Generali S.p.A.	12,537	472
Autogrill S.p.A. (c)	5,283	78
Autostrade S.p.A.	10,821	267
Banca Antonveneta S.p.A.	323	10
Banca Fideuram S.p.A.	2,390	14
Banca Intesa S.p.A.	87,231	521
Banca Intesa S.p.A. RNC	6,672	38
Banca Monte dei Paschi di Siena S.p.A.	6,867	39
Banca Nazionale del Lavoro S.p.A. (a)	9,649	34
Banca Popolare di Milano Scrl	2,043	24
Banche Popolari Unite Scrl	611	15
Banco Popolare di Verona e Novara Scrl	8,766	232
Benetton Group S.p.A. (c)	1,341	20
Capitalia S.p.A.	2,980	25
Enel S.p.A.	28,852	244
ENI S.p.A.	149,164	4,244
Fiat S.p.A. (a)	9,055	114
Finmeccanica S.p.A.	10,081	229
Italcementi S.p.A. (c)	1,087	26
Luxottica Group S.p.A.	3,903	107
Mediaset S.p.A.	9,656	114
Mediobanca S.p.A.	4,940	106
Mediolanum S.p.A.	1,796	14
Pirelli & C S.p.A.	81,385	78
Sanpaolo IMI S.p.A.	36,041	645
Seat Pagine Gialle S.p.A. (a)(c)	38,991	19
Snam Rete Gas S.p.A.	4,549	20
Telecom Italia S.p.A. (c)	314,268	917
Telecom Italia S.p.A. RNC (c)	179,946	479
Tiscali S.p.A. (a)(c)	2,748	9
UniCredito Italiano S.p.A.	108,755	786
		10,028
Japan (28.1%)
77 Bank Ltd. (The) (c)	64,000	493
Acom Co., Ltd. (c)	8,080	474
Advantest Corp. (c)	9,190	1,095
Aeon Co., Ltd.	39,200	951
Aeon Credit Service Co., Ltd.	6,300	191
Aiful Corp.	7,150	473
Ajinomoto Co., Inc.	62,400	666
Alps Electric Co., Ltd. (c)	15,800	255
Amada Co., Ltd.	26,000	284
Asahi Breweries Ltd. (c)	33,600	477
Asahi Glass Co., Ltd.	108,800	1,626
Asahi Kasei Corp.	103,000	734
Asatsu-DK, Inc.	3,400	119
Astellas Pharma, Inc.	54,600	2,074
Bank of Fukuoka Ltd. (The)	86,000	726

Bank of Kyoto Ltd (The) (c)	22,000	265
Bank of Yokohama Ltd. (The)	146,000	1,196
Benesse Corp.	5,000	178
Bridgestone Corp.	84,000	1,752
Canon, Inc.	69,800	4,620
Casio Computer Co., Ltd. (c)	33,600	598
Central Japan Railway Co.	124	1,222
Chiba Bank Ltd. (The)	61,000	543
Chiyoda Corp. (c)	18,000	419
Chubu Electric Power Co., Inc. (c)	42,200	1,058
Chugai Pharmaceutical Co., Ltd.	28,007	508
Citizen Watch Co., Ltd. (c)	34,300	324
Coca-Cola West Japan Co., Ltd.	1,300	31
COMSYS Holdings Corp.	15,000	214
Credit Saison Co., Ltd. (c)	15,300	846
CSK Holdings Corp. (c)	7,200	358
Dai Nippon Printing Co., Ltd.	37,600	680
Daicel Chemical Industries Ltd.	12,000	101
Daiichi Sankyo Co., Ltd.	72,700	1,658
Daikin Industries Ltd.	15,800	553
Daimaru, Inc.	24,000	354
Dainippon Ink & Chemicals, Inc.	53,000	197
Daito Trust Construction Co., Ltd.	14,100	736
Daiwa House Industry Co., Ltd.	73,600	1,276
Daiwa Securities Group, Inc. (c)	300,000	4,024
Denki Kagaku Kogyo K.K.	36,000	161
Denso Corp.	60,250	2,380
Dowa Mining Co., Ltd.	49,000	585
East Japan Railway Co.	302	2,237
Ebara Corp. (c)	30,800	194
Eisai Co., Ltd. (c)	29,402	1,281
FamilyMart Co., Ltd.	4,900	154
Fanuc Ltd.	16,600	1,598
Fast Retailing Co., Ltd. (c)	7,700	753
Fuji Electric Holdings Co., Ltd.	15,000	82
Fuji Photo Film Co., Ltd. (c)	39,100	1,305
Fuji Soft ABC, Inc.	3,400	101
Fuji Television Network, Inc.	31	77
Fujikura Ltd.	22,000	249
Fujitsu Ltd. (c)	153,200	1,292
Furukawa Electric Co., Ltd. (c)	53,800	446
Hankyu Department Stores, Inc. (c)	9,000	83
Hirose Electric Co., Ltd. (c)	4,900	689
Hitachi Construction Machinery Co., Ltd.	2,800	74
Hitachi Ltd. (c)	294,000	2,081
Hokkaido Electric Power Co., Inc.	8,200	176
Hokuhoku Financial Group, Inc. (c)	165,000	725
Honda Motor Co., Ltd.	84,404	5,228
Hoya Corp.	41,900	1,691
Ibiden Co., Ltd. (c)	9,800	495
Index Corp. (c)	94	198
INPEX Corp.	29	246
Isetan Co., Ltd. (c)	16,100	351
Ishihara Sangyo Kaisha Ltd. (a)(c)	15,000	28
Ishikawajima-Harima Heavy Industries Co., Ltd.	93,000	295
Ito En Ltd.	3,800	133
Itochu Corp.	123,000	1,056
Itochu Techno-Science Corp. (c)	3,000	118
Japan Airlines Corp. (a)	79,000	207
Japan Real Estate Investment Corp. REIT	53	459
Japan Retail Fund Investment Corp. REIT	48	375
Japan Tobacco, Inc.	335	1,178
JFE Holdings, Inc.	32,000	1,291
JGC Corp. (c)	24,000	472
Joyo Bank Ltd. (The) (c)	115,000	811
JS Group Corp. (c)	21,900	471
JSR Corp.	12,900	384
Kajima Corp. (c)	113,400	708
Kamigumi Co., Ltd. (c)	1,000	8
Kaneka Corp.	21,000	252
Kansai Electric Power Co., Inc. (The) (c)	60,200	1,337
Kao Corp.	50,000	1,317
Kawasaki Heavy Industries Ltd. (c)	93,000	326
Kawasaki Kisen Kaisha Ltd.	5,000	30
Keihin Electric Express Railway Co., Ltd. (c)	32,000	262
Keio Corp. (c)	19,000	125
Keyence Corp.	5,300	1,378
Kikkoman Corp.	10,000	112
Kinden Corp.	1,000	9
Kintetsu Corp. (c)	140,200	547
Kirin Brewery Co., Ltd.	83,400	1,135
Kobe Steel Ltd.	166,000	630
Kokuyo Co., Ltd. (c)	5,700	86
Komatsu Ltd.	96,400	1,839
Konami Corp.	10,000	252
Konica Minolta Holdings, Inc. (a)	49,000	625

Kubota Corp.	132,000	1,424
Kuraray Co., Ltd. (c)	29,500	347
Kurita Water Industries Ltd. (c)	5,800	124
Kyocera Corp.	14,700	1,301
Kyowa Hakko Kogyo Co., Ltd.	27,028	197
Kyushu Electric Power Co., Inc. (c)	26,400	595
Lawson, Inc.	4,700	177
Leopalace21 Corp.	17,800	668
Mabuchi Motor Co., Ltd. (c)	2,700	139
Marubeni Corp. (c)	120,000	628
Marui Co., Ltd. (c)	35,800	707
Matsushita Electric Industrial Co., Ltd. (c)	176,000	3,910
Matsushita Electric Works Ltd.	28,000	336
Meiji Dairies Corp.	16,000	94
Meiji Seika Kaisha Ltd. (c)	19,000	97
Meitec Corp. (c)	2,400	79
Millea Holdings, Inc.	123	2,435
Minebea Co., Ltd.	33,000	228
Mitsubishi Chemical Holdings Corp.	73,500	453
Mitsubishi Corp. (c)	109,700	2,498
Mitsubishi Electric Corp.	186,800	1,585
Mitsubishi Estate Co., Ltd.	178,000	4,219
Mitsubishi Heavy Industries Ltd.	316,000	1,503
Mitsubishi Logistics Corp. (c)	7,000	112
Mitsubishi Materials Corp. (c)	161,000	860
Mitsubishi Rayon Co., Ltd.	42,000	344
Mitsubishi UFJ Financial Group, Inc.	662	10,124
Mitsui & Co., Ltd. (c)	132,800	1,920
Mitsui Chemicals, Inc. (c)	42,000	309
Mitsui Fudosan Co., Ltd.	127,400	2,928
Mitsui Mining & Smelting Co., Ltd. (c)	96,000	672
Mitsui OSK Lines Ltd.	13,000	88
Mitsui Sumitomo Insurance Co., Ltd.	102,000	1,387
Mitsui Trust Holdings, Inc.	48,545	710
Mitsukoshi Ltd. (c)	32,000	205
Mizuho Financial Group, Inc.	844	6,905
Murata Manufacturing Co., Ltd.	19,800	1,341
Namco Bandai Holdings, Inc. (c)	2,400	33
NEC Corp.	196,400	1,380
NEC Electronics Corp. (a)(c)	4,600	187
Net One Systems Co., Ltd. (c)	58	119
NGK Insulators Ltd.	34,600	508
NGK Spark Plug Co., Ltd. (c)	21,000	490
Nidec Corp. (c)	10,000	821
Nikko Cordial Corp.	51,000	845
Nikon Corp. (c)	27,000	484
Nintendo Co., Ltd.	10,900	1,630
Nippon Building Fund, Inc. REIT (c)	63	583
Nippon Electric Glass Co., Ltd.	17,000	423
Nippon Express Co., Ltd. (c)	74,800	425
Nippon Meat Packers, Inc. (c)	18,600	195
Nippon Mining Holdings, Inc.	43,500	367
Nippon Oil Corp.	134,800	1,057
Nippon Paper Group, Inc. (c)	70	303
Nippon Sheet Glass Co., Ltd. (c)	37,000	206
Nippon Steel Corp. (a)	418,000	1,619
Nippon Telegraph & Telephone Corp.	255	1,094
Nippon Yusen Kabushiki Kaisha (c)	99,000	605
Nishi-Nippon Bank Ltd (The) (c)	44,000	240
Nissan Chemical Industries Ltd.	11,000	187
Nissan Motor Co., Ltd. (c)	250,900	2,980
Nisshin Seifun Group, Inc.	12,500	128
Nisshinbo Industries, Inc.	6,000	67
Nissin Food Products Co., Ltd. (c)	6,500	201
Nitto Denko Corp.	17,800	1,511
Nomura Holdings, Inc.	181,500	4,048
Nomura Research Institute Ltd.	2,500	306
NSK Ltd.	62,000	538
NTN Corp. (c)	44,000	349
NTT Data Corp. (c)	140	673
NTT DoCoMo, Inc.	334	494
Obayashi Corp. (c)	77,000	627
Obic Co., Ltd.	800	169
OJI Paper Co., Ltd. (c)	96,400	593
Oki Electric Industry Co., Ltd. (c)	52,000	166
Okumura Corp. (c)	21,000	116
Olympus Corp.	11,000	323
Omron Corp.	19,600	563
Onward Kashiyama Co., Ltd. (c)	16,000	283
Oracle Corp. Japan	3,500	175
Oriental Land Co., Ltd. (c)	5,700	331
ORIX Corp.	12,100	3,768
Osaka Gas Co., Ltd.	155,600	566
Pioneer Corp. (c)	14,454	234
Promise Co., Ltd. (c)	9,950	602
Resona Holdings, Inc. (a)(c)	411	1,414

Ricoh Co., Ltd.	56,000	1,094
Rohm Co., Ltd.	13,200	1,396
Sanden Corp.	1,000	4
Sanken Electric Co., Ltd.	13,000	223
Sanyo Electric Co., Ltd. (c)	148,000	406
Sapporo Holdings Ltd. (c)	17,000	89
Secom Co., Ltd.	14,600	747
Seiko Epson Corp. (c)	9,800	271
Sekisui Chemical Co., Ltd. (c)	44,000	373
Sekisui House Ltd.	87,600	1,307
Seven & I Holdings Co., Ltd.	64,000	2,534
Sharp Corp. (c)	73,200	1,297
Shimachu Co., Ltd.	5,300	167
Shimamura Co., Ltd. (c)	2,000	233
Shimano, Inc. (c)	8,600	259
Shimizu Corp. (c)	81,600	594
Shin-Etsu Chemical Co., Ltd.	33,896	1,840
Shinsei Bank Ltd.	140,000	980
Shionogi & Co., Ltd. (c)	33,000	541
Shiseido Co., Ltd. (c)	32,000	595
Shizuoka Bank Ltd. (The) (c)	52,000	525
Showa Denko K.K.	55,000	244
Showa Shell Sekiyu K.K.	14,300	162
Skylark Co., Ltd. (c)	11,200	200
SMC Corp.	5,800	904
Softbank Corp. (a)	81,200	2,380
Sompo Japan Insurance, Inc.	70,000	1,015
Sony Corp. (c)	62,097	2,875
Stanley Electric Co., Ltd. (c)	6,300	134
Sumitomo Bakelite Co., Ltd. (c)	11,000	100
Sumitomo Chemical Co., Ltd.	117,600	957
Sumitomo Corp.	80,400	1,145
Sumitomo Electric Industries Ltd. (c)	59,800	948
Sumitomo Heavy Industries Ltd. (c)	38,000	365
Sumitomo Metal Industries Ltd.	248,000	1,064
Sumitomo Metal Mining Co., Ltd.	90,800	1,267
Sumitomo Mitsui Financial Group, Inc.	405	4,473
Sumitomo Realty & Development Co., Ltd.	76,000	2,105
Sumitomo Trust & Banking Co., Ltd. (The)	113,000	1,308
T&D Holdings, Inc.	19,350	1,512
Taiheiyo Cement Corp.	52,000	251
Taisei Corp.	110,000	527
Taisho Pharmaceutical Co., Ltd.	20,441	412
Taiyo Yuden Co., Ltd. (c)	7,000	111
Takara Holdings, Inc.	10,000	61
Takashimaya Co., Ltd. (c)	33,000	503
Takeda Pharmaceutical Co., Ltd.	94,100	5,364
Takefuji Corp. (c)	7,080	446
Takuma Co., Ltd. (c)	7,000	57
TDK Corp.	10,600	799
Teijin Ltd.	74,400	495
Teikoku Oil Co., Ltd. (c)	8,000	97
Terumo Corp.	17,300	569
THK Co., Ltd. (c)	3,400	109
TIS, Inc.	3,304	89
Tobu Railway Co., Ltd. (c)	76,400	402
Toho Co., Ltd.	6,000	116
Tohoku Electric Power Co., Inc.	35,500	768
Tokyo Broadcasting System, Inc.	9,500	255
Tokyo Electric Power Co., Inc. (The)	88,000	2,194
Tokyo Electron Ltd.	20,000	1,380
Tokyo Gas Co., Ltd. (c)	183,600	803
Tokyo Tatemono Co., Ltd.	28,000	305
Tokyu Corp. (c)	85,400	575
TonenGeneral Sekiyu K.K. (c)	29,000	295
Toppan Printing Co., Ltd. (c)	36,600	507
Toray Industries, Inc. (c)	103,100	844
Toshiba Corp. (c)	294,000	1,708
Tosoh Corp. (c)	40,000	200
Toto Ltd. (c)	43,600	405
Toyo Seikan Kaisha Ltd. (c)	16,600	301
Toyoba Co., Ltd.	5,000	15
Toyoda Gosei Co., Ltd.	800	18
Toyota Industries Corp. (c)	8,850	362
Toyota Motor Corp.	272,800	14,903
Trend Micro, Inc. (c)	10,700	375
Uni-Charm Corp. (c)	3,500	172
Uniden Corp.	5,000	80
UNY Co., Ltd. (c)	10,000	160
Ushio, Inc. (c)	3,500	83
USS Co., Ltd.	2,730	186
Wacoal Holdings Corp.	6,000	82
West Japan Railway Co.	31	131
Yahoo! Japan Corp.	1,666	1,016
Yakult Honsha Co., Ltd. (c)	8,800	211
Yamada Denki Co., Ltd.	9,700	1,118

Yamaha Corp. (c)	8,600	152
Yamaha Motor Co., Ltd.	3,500	87
Yamato Holdings Co., Ltd. (c)	24,000	491
Yamazaki Baking Co., Ltd.	8,000	63
Yokogawa Electric Corp.	19,300	344
		243,842
Luxembourg (0.2%)
Arcelor	32,961	1,299
Mexico (1.0%)
Alfa S.A. de C.V., Class A	27,500	157
America Movil S.A. de C.V.	1,487,000	2,541
Cemex S.A. de C.V.	240,400	1,567
Coca-Cola Femsa S.A. de C.V.	11,500	39
Corp. GEO S.A. de C.V. (a)	31,700	120
Fomento Economico Mexicano S.A. de C.V.	52,600	481
Grupo Carso S.A. de C.V., Class A1	61,700	141
Grupo Financiero Banorte S.A. de C.V., Class O	110,100	262
Grupo Mexico S.A. de C.V., Class B	87,200	248
Grupo Modelo S.A., Class C	43,400	159
Grupo Televisa S.A.	173,900	690
Kimberly-Clark de Mexico S.A. de C.V., Class A	41,500	142
Telefonos de Mexico S.A. de C.V.	1,000,500	1,130
Urbi Desarrollos Urbanos S.A. de C.V. (a)	10,000	76
Wal-Mart de Mexico S.A. de C.V., Series V (a)	302,800	800
		8,553
Netherlands (5.0%)
ABN AMRO Holding N.V.	116,252	3,485
Aegon N.V.	139,741	2,585
Akzo Nobel N.V.	18,256	969
ASML Holding N.V. (a)(c)	32,756	669
Corio N.V. REIT	5,854	378
Euronext N.V.	6,578	542
European Aeronautic Defense & Space Co. N.V.	14,611	615
Hagemeyer N.V. (a)(c)	4,613	23
Heineken N.V.	48,272	1,832
ING Groep N.V. CVA (c)	126,199	4,985
Koninklijke DSM NV (c)	10,002	457
Koninklijke Numico N.V. (a)	8,920	395
Koninklijke Philips Electronics N.V. (c)	56,394	1,906
OCE N.V.	6,272	114
Reed Elsevier N.V.	29,077	417
Rodamco Europe N.V. REIT	4,805	482
Royal Dutch Shell plc	294,290	9,192
Royal Dutch Shell plc, Class B	217,274	7,066
Royal KPN N.V. (c)	106,404	1,199
TNT N.V.	46,071	1,595
Unilever N.V. CVA	48,175	3,345
VNU N.V.	10,953	356
Wereldhave N.V. REIT	2,385	268
Wolters Kluwer N.V. CVA	15,333	382
		43,257
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	20,139	69
Norway (0.5%)
DNB NOR ASA	14,299	192
Norsk Hydro ASA	9,299	1,288
Norske Skogindustrier ASA	12,100	205
Orkla ASA (c)	10,500	521
Statoil ASA	38,450	1,109
Tandberg ASA (c)	10,600	96
Tandberg Television ASA (a)(c)	5,400	113
Telenor ASA	44,200	475
Yara International ASA (c)	14,819	236
		4,235
Poland (0.5%)
Agora S.A.	5,609	85
Bank BPH	1,394	335
Bank Pekao S.A.	11,930	704
Bank Zachodni WBK S.A. (a)	3,886	178
Grupa Kety S.A.	163	6
KGHM Polska Miedz S.A.	19,397	498
Polski Koncern Naftowy Orlen	45,510	828
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	610
Prokom Software S.A.	1,723	78
Telekomunikacja Polska S.A.	105,261	719
		4,041
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	97,694	312
Brisa-Auto Estradas de Portugal S.A.	23,604	232
Energias de Portugal S.A.	24,260	95
Portugal Telecom SGPS S.A. (Registered)	40,620	493
PT Multimedia SGPS S.A.	1,488	18
		1,150
Russia (1.4%)
LUKOIL ADR	64,300	5,292
MMC Norilsk Nickel ADR	9,800	960

Mobile Telesystems ADR	16,400	543
OAO Gazprom ADR (Registered) (c)	6,535	598
Polyus Gold Co. ADR (l)	9,800	358
RAO Unified Energy System GDR	10,550	719
Surgutneftegaz ADR (a)	17,800	1,337
Surgutneftegaz ADR (Preference) (a)	8,600	997
Tatneft ADR	8,100	834
Vimpel-Communications ADR (a)	19,500	839
		12,477
Singapore (1.2%)
Ascendas REIT (c)	98,000	132
CapitaLand Ltd.	125,000	374
CapitaMall Trust REIT	82,500	121
Chartered Semiconductor Manufacturing Ltd. (a)(c)	127,000	123
City Developments Ltd.	70,719	473
ComfortDelgro Corp., Ltd.	211,477	220
Creative Technology Ltd. (c)	6,820	50
DBS Group Holdings Ltd.	130,612	1,317
Fraser & Neave Ltd.	21,000	257
Jardine Cycle & Carriage Ltd.	14,034	96
Keppel Corp., Ltd. (c)	65,000	555
Keppel Land Ltd.	46,000	141
Neptune Orient Lines Ltd.	59,000	80
Overseas Union Enterprise Ltd.	9,468	70
Overseas-Chinese Banking Corp.	258,712	1,073
Parkway Holdings Ltd.	78,000	119
SembCorp Industries Ltd.	102,183	221
SembCorp Marine Ltd.	70,000	123
Singapore Airlines Ltd.	62,000	537
Singapore Exchange Ltd.	96,539	239
Singapore Land Ltd.	19,000	82
Singapore Post Ltd.	171,000	127
Singapore Press Holdings Ltd.	187,028	521
Singapore Technologies Engineering Ltd.	157,296	302
Singapore Telecommunications Ltd.	797,595	1,308
STATS ChipPAC Ltd. (a)	129,000	103
United Overseas Bank Ltd.	139,389	1,345
United Overseas Land Ltd. (London Shares)	64,189	115
Venture Corp., Ltd.	28,444	225
		10,449
South Africa (0.4%)
Anglo American plc (London Shares)	93,407	3,599
Spain (2.2%)
Abertis Infraestructuras S.A. (c)	22,215	576
Acciona S.A.	1,995	311
Acerinox S.A. (c)	13,440	220
ACS S.A.	15,386	598
Altadis S.A. (c)	14,776	662
Antena 3 de Television S.A. (c)	3,070	79
Banco Bilbao Vizcaya Argentaria S.A.	129,993	2,712
Banco Popular Espanol S.A.	36,192	533
Banco Santander Central Hispano S.A.	182,115	2,659
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)(c)	10,671	138
Endesa S.A. (c)	33,521	1,082
Fomento de Construcciones y Contratas S.A.	2,184	162
Gas Natural SDG S.A. (c)	48,101	1,392
Grupo Ferrovial S.A.	3,504	283
Iberdrola S.A.	28,390	916
Inditex S.A.	11,867	458
Indra Sistemas S.A.	2,740	56
Metrovacesa S.A.	1,527	130
Repsol YPF S.A. (c)	46,721	1,327
Sacyr Vallehermoso S.A. (c)	4,896	167
Sociedad General de Aguas de Barcelona S.A., Class A	9,242	243
Telefonica S.A.	255,206	4,004
Union Fenosa S.A. (c)	6,857	261
		18,969
Sweden (1.8%)
Alfa Laval AB	1,250	34
Assa Abloy AB, Class B	20,477	380
Atlas Copco AB, Class A (c)	19,798	557
Atlas Copco AB, Class B	12,297	321
Electrolux AB, Class B	12,800	367
Eniro AB (c)	5,700	66
Faberge AB	3,300	69
Getinge AB, Class B	10,700	173
Hennes & Mauritz AB, Class B	20,050	731
Holmen AB, Class B (c)	3,400	144
Modern Times Group AB, Class B (a)	1,550	73
Nordea Bank AB	159,744	1,974
Sandvik AB	12,218	722
Scania AB, Class B	6,600	286
Securitas AB, Class B	800	15
Skandia Forsakrings AB (c)	34,365	212
Skandinaviska Enskilda Banken AB, Class A	27,666	685
Skanska AB, Class B	20,351	333

SKF AB, Class B	19,264	314
Ssab Svenskt Stal AB, Class A	4,050	194
Svenska Cellulosa AB, Class B (c)	12,922	567
Svenska Handelsbanken, Class A	44,936	1,249
Swedish Match AB	25,700	351
Tele2 AB, Class B (c)	8,724	103
Telefonaktiebolaget LM Ericsson, Class B (c)	1,014,842	3,856
TeliaSonera AB (c)	91,487	548
Volvo AB, Class A (c)	5,995	274
Volvo AB, Class B (c)	13,485	631
Wihlborgs Fastigheter AB (a)	660	20
Wm-Data AB, Class B	14,675	48
		15,297
Switzerland (5.0%)
ABB Ltd. (a)	117,174	1,478
Ciba Specialty Chemicals AG (Registered)	4,381	262
Clariant AG (Registered) (a)	14,871	230
Compagnie Financiere Richemont AG, Class A	25,202	1,208
Credit Suisse Group (Registered)	46,467	2,607
Geberit AG (Registered) (c)	233	222
Givaudan (Registered)	460	354
Holcim Ltd. (Registered)	13,075	1,041
Kudelski S.A. (c)	2,842	81
Logitech International S.A. (Registered) (a)	6,122	245
Lonza Group AG (Registered) (c)	2,508	172
Nestle S.A. (Registered) (c)	29,996	8,904
Nobel Biocare Holding AG	1,835	409
Novartis AG (Registered)	134,243	7,465
Roche Holding AG (Genusschein) (c)	40,354	6,008
Schindler Holding AG	4,000	213
Serono S.A., Class B	307	214
STMicroelectronics N.V.	13,398	248
Straumann Holding AG (c)	833	190
Sulzer AG (Registered)	39	27
Swatch Group AG (Registered)	3,323	116
Swatch Group AG, Class B	1,618	272
Swiss Reinsurance (Registered)	4,922	344
Swisscom AG (Registered) (c)	1,170	379
Syngenta AG (a)	7,036	989
Synthes, Inc.	3,887	426
UBS AG (Registered) (c)	75,365	8,278
Valora Holding AG (a)	106	22
Zurich Financial Services AG (Registered) (a)	3,566	838
		43,242
Thailand (0.4%)
Advanced Info Service PCL (Foreign) (d)	105,100	247
Airports of Thailand PCL (d)	60,400	75
Bangkok Bank PCL (d)	42,000	118
Bangkok Bank PCL (Foreign)	116,700	348
Banpu PCL (Foreign)	18,400	71
Hana Microelectronics PCL (Foreign) (d)	78,700	61
Italian-Thai Development PCL (Foreign) (d)	140,100	25
Kasikornbank PCL	63,500	108
Kasikornbank PCL (Foreign) (d)	163,800	289
Krung Thai Bank PCL (Foreign)	393,700	110
Land & Houses PCL	209,100	44
Land & Houses PCL (Foreign, Registered)	290,500	63
National Finance PCL (Foreign)	93,400	38
PTT Chemical PCL (d)	38,200	85
PTT Exploration & Production PCL (Foreign) (d)	35,000	497
PTT PCL (Foreign) (d)	107,400	646
Ratchaburi Electricity Generating Holding PCL (Foreign) (d)	46,700	48
Shin Corp. PCL (Foreign) (d)	198,600	194
Siam Cement PCL	18,600	113
Siam Cement PCL (Foreign)	42,300	279
Siam City Cement PCL (Foreign) (d)	4,700	36
Siam Commercial Bank PCL (Foreign, Registered) (d)	111,900	186
Thai Airways International PCL (Foreign) (d)	71,800	86
Tisco Finance PCL (a)	46,700	33
True Corp. PCL (Foreign) (a)	234,400	63
		3,863
Turkey (0.9%)
Akbank T.A.S.	146,800	1,234
Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,184	134
Arcelik A.S.	36,423	301
Dogan Sirketler Grubu Holdings A.S.	76,581	350
Dogan Yayin Holding A.S.	45,949	212
Eregli Demir ve Celik Fabrikalari TAS	82,790	505
Ford Otomotiv Sanayi A.S.	21,644	193
Haci Omer Sabanci Holding A.S.	85,561	605
Hurriyet Gazetecilik ve Matbaacilik A.S.	26,363	101
Koc Holding AS	60,996	324
Migros Turk TAS	24,968	310
Trakya Cam Sanayi A.S.	8,985	38
Tupras-Turkie Petrol Rafinerileri A.S.	25,390	448
Turk Hava Yollari Anonim Ortakligi (a)	9,337	51

Turk Sise ve Cam Fabrikalari A.S.	26,914	115
Turkcell Iletisim Hizmetleri A.S.	84,939	543
Turkiye Garanti Bankasi A.S., Class C (a)	226,607	843
Turkiye Is Bankasi	157,193	1,310
Yapi ve Kredi Bankasi A.S. (a)	72,976	385
		8,002
United Kingdom (16.4%)
3i Group plc	16,295	266
Aegis Group plc	47,607	113
Alliance Unichem plc	7,240	113
Amec plc	16,530	116
Amvescap plc	20,223	189
ARM Holdings plc	71,885	166
Arriva plc	8,423	90
Associated British Ports Holdings plc	21,521	271
AstraZeneca plc	126,429	6,370
Aviva plc	198,031	2,751
BAA plc	84,928	1,223
BAE Systems plc	234,877	1,717
Balfour Beatty plc	35,042	226
Barclays plc	383,460	4,487
Barratt Developments plc	10,583	195
BBA Group plc	36,410	178
Bellway plc	4,760	102
Berkeley Group Holdings plc (a)	4,987	103
BG Group plc	240,692	3,009
BHP Billiton Ltd	163,650	2,989
BOC Group plc	33,546	902
Boots Group plc	26,542	332
BP plc	1,536,765	17,647
Brambles Industries plc	8,830	66
British Airways plc (a)	40,108	246
British American Tobacco plc	86,518	2,095
British Land Co. plc	24,736	533
British Sky Broadcasting plc	47,903	449
BT Group plc	530,006	2,044
Bunzl plc	29,333	348
Burberry Group plc	12,311	99
Cadbury Schweppes plc	128,424	1,276
Capita Group plc	8,063	64
Carnival plc	15,671	770
Centrica plc	194,066	949
Close Bros Group	1,586	29
Cobham plc	82,330	269
Compass Group plc	189,046	750
Corus Group plc	291,755	446
Daily Mail & General Trust, Class A	13,552	163
Diageo plc	209,332	3,297
DSG International plc	81,957	263
Electrocomponents plc	41,416	201
Emap plc	11,328	173
EMI Group plc	35,703	157
Enterprise Inns plc	31,936	528
Firstgroup plc	27,375	202
FKI plc	7,577	17
Friends Provident plc	151,842	550
GKN plc	28,773	166
GlaxoSmithKline plc	432,547	11,309
Group 4 Securicor plc	13,896	46
GUS plc	34,714	636
Hammerson plc	13,596	293
Hanson plc	48,349	633
Hays plc	19,415	55
HBOS plc	220,592	3,683
Hilton Group plc	145,831	986
HSBC Holdings plc	632,723	10,607
ICAP plc	5,916	46
IMI plc	32,556	320
Imperial Chemical Industries plc	79,648	479
Imperial Tobacco Group plc	36,729	1,089
InterContinental Hotels Group plc	42,568	696
International Power plc (a)	17,956	88
Invensys plc (a)	130,172	52
ITV plc	165,381	343
Johnson Matthey plc	14,730	357
Kelda Group plc	39,229	537
Kesa Electricals plc	11,073	60
Kingfisher plc	49,545	206
Land Securities Group plc	22,118	741
Legal & General Group plc	503,966	1,243
Liberty International plc	11,858	242
Lloyds TSB Group plc	308,215	2,948
LogicaCMG plc	59,810	203
London Stock Exchange plc	3,103	57
Man Group plc	7,274	312
Marks & Spencer Group plc	70,639	683

Meggitt plc	37,219	225
Meinl European Land Ltd. (a)	15,541	292
MFI Furniture plc	6,439	12
Misys plc	30,954	121
Mitchells & Butlers plc	47,372	394
National Express Group plc	8,483	139
National Grid plc	219,268	2,181
Next plc	11,100	318
Pearson plc	34,469	478
Persimmon plc	11,913	275
Pilkington plc	85,693	241
Provident Financial Group	3,113	38
Prudential plc	145,071	1,682
Punch Taverns plc	22,648	331
Reckitt Benckiser plc	63,654	2,240
Reed Elsevier plc	54,403	522
Rentokil Initial plc	22,066	60
Resolution plc	2,420	28
Reuters Group plc	63,894	440
Rexam plc	37,350	362
Rio Tinto plc	70,900	3,599
Rolls-Royce Group plc (a)	122,735	977
Rolls-Royce Group plc, Class B	6,603,143	12
Royal & Sun Alliance Insurance Group	208,428	499
Royal Bank of Scotland Group plc	167,674	5,456
SABMiller plc	26,725	527
Sage Group plc	100,896	482
Sainsbury (J) plc	70,097	405
Schroders plc	1,515	31
Scottish & Newcastle plc	12,647	114
Scottish & Southern Energy plc	69,075	1,358
Scottish Power plc	149,614	1,513
Serco Group plc	5,648	31
Severn Trent plc	34,416	668
Signet Group plc	65,905	125
Slough Estates plc	19,484	226
Smith & Nephew plc	50,745	451
Smiths Group plc	40,743	696
Stagecoach Group plc	31,414	63
Tate & Lyle plc	44,799	444
Taylor Woodrow plc	25,889	182
Tesco plc	393,849	2,258
TI Automotive Ltd., Class A (a)(d)(l)	1,505	@—
Tomkins plc	70,047	409
Unilever plc	187,722	1,921
United Business Media plc	12,279	155
United Utilities plc	16,114	193
Vodafone Group plc	3,887,353	8,138
Whitbread plc	23,322	481
William Hill plc	37,009	385
Wimpey George plc	17,309	168
Wolseley plc	41,508	1,020
WPP Group plc	42,200	506
Yell Group plc	27,504	260
		142,787
Total Common Stocks (Cost $611,914)		797,197

	No. of
	Rights
Rights (0.0%)
Australia (0.0%)
Orica Ltd. (Cost $252) (a)	22,596	375

	Face
	Amount
	(000)
Short-Term Investment (22.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.1%)
Alliance and Leister plc
4.68%, 04/30/07 (h)	3,140	$3,140
ASAP Funding Ltd.
4.76%, 05/09/06	997	997
4.79%, 05/09/06	1,247	1,247
Banco Bilbao Vizcaya Argentaria, N.Y.
4.52%, 04/11/06	1,915	1,915
4.65%, 04/12/06	1,580	1,580
Bank of America
4.81%, 11/07/06 (h)	691	691
4.82%, 08/10/06 (h)	1,570	1,570
Bank of New York Co, Inc.
4.67%, 04/30/07 (h)	1,570	1,570
Barclays New York
4.83%, 05/30/06	3,140	3,140
Bear Stearns
4.76%, 06/15/06 (h)	3,140	3,140
4.93%, 03/08/07 (h)	1,257	1,257
4.94%, 09/13/06 (h)	2,512	2,512

CC USA, Inc.
4.83%, 04/18/06 (h)	1,570	1,570
Ciesco LLC
4.73%, 05/02/06	624	624
4.75%, 05/03/06	3,120	3,120
Concord Minutemen C.C. LLC, Series B
4.68%, 04/05/06	4,711	4,711
Dekabank Deutsche Girozentrale
4.60%, 05/19/06 (h)	3,203	3,203
Deutsche Bank Securities, Inc.
4.90%, 04/03/06	25,593	25,593
Five Finance, Inc.
4.82%, 11/17/06 (h)	3,148	3,148
Goldman Sachs Group, Inc.
4.77%, 04/30/07 (h)	1,570	1,570
HSBC Finance Corp.
4.65%, 04/30/07 (h)	1,570	1,570
4.80%, 04/05/06	4,701	4,701
ING America Insurance Holdings
4.51%, 04/06/06	1,243	1,243
IXIS Corporate & Investment Bank
4.90%, 04/03/06	6,280	6,280
K2 (USA) LLC
4.83%, 04/25/06 (h)	1,570	1,570
Liberty Lighthouse U.S. Capital
4.83%, 02/01/07 (h)	1,570	1,570
Links Finance LLC
4.83%, 04/18/06 (h)	1,570	1,570
4.92%, 10/06/06 (h)	1,256	1,256
Mane Funding Corp.
4.80%, 05/10/06	3,165	3,165
Manufacturers and Traders
4.81%, 12/29/06 (h)	942	942
Nationwide Building Society
5.02%, 04/02/07 (h)	3,642	3,642
Nordea Bank New York
4.82%, 01/03/07 (h)	1,570	1,570
Park Granada LLC
4.71%, 04/26/06	1,247	1,247
Park Sienna, LLC
4.79%, 05/05/06	1,560	1,560
Rhein-Main Securitisaton Ltd.
4.82%, 04/18/06	3,132	3,132
Royal Bank of Scotland, London
4.85%, 04/03/06	6,280	6,280
Scaldis Capital LLC
4.60%, 04/25/06	1,552	1,552
4.73%, 04/18/06	3,126	3,126
Skandi New York
4.68%, 04/30/07 (h)	3,140	3,140
SLM Corp.
4.78%, 04/30/07 (h)	3,140	3,140
Standard Charter Bank New York
4.80%, 04/28/06	6,280	6,280
Ticonderoga Funding LLC
4.80%, 04/24/06	3,235	3,235
Unicredito Italiano Bank (IRE) plc
4.70%, 04/30/07 (h)	2,198	2,198
Wachovia Bank N.A
4.80%, 10/02/06	3,768	3,768
Washington Mutual Bank FA
4.79%, 05/10/06	3,454	3,454
Wells Fargo Bank N.A.
4.80%, 12/01/06 (h)	2,198	2,198
		139,687
Repurchase Agreement (6.7%)
J.P. Morgan Securities, Inc. 4.73%, dated 3/31/06, due 4/3/06 repurchase price $58,302 (f)	58,279	58,279
Total Short-Term Investment (Cost $197,966)		197,966
Total Investments + (114.6%) (Cost $810,132) including $131,989 of Securities Loaned		995,538
Liabilities in Excess of Other Assets (-14.6%)		(126,640)
Net Assets (100%)		$868,898

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2006.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held $2,593,000 of fair valued securities, representing 3.0% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

(l)                                     Security has been deemed illiquid — at March 31, 2006.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipt

REIT                     Real Estate Investment Trust

RNC                       Non-Convertible Savings Shares

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $810,132,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was   $185,406,000 of which $194,597,000 related to appreciated securities and $9,191,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency				Exchange			Appreciation
to Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	170	$122	4/3/06	USD	121	$121	(1)
CHF	250	192	4/3/06	USD	193	193	1
DKK	330	54	4/3/06	USD	54	54	@—
EUR	230	279	4/3/06	USD	279	279	@—
EUR	13,974	17,008	6/15/06	USD	16,759	16,759	(249)
EUR	17,334	21,096	6/15/06	USD	20,823	20,823	(273)
GBP	590	1,024	4/3/06	USD	1,030	1,030	6
GBP	115	201	4/5/06	USD	201	201	@—
GBP	13	22	6/15/06	USD	22	22	@—
GBP	3,160	5,495	6/15/06	USD	5,473	5,473	(22)
HKD	410	53	4/3/06	USD	53	53	@—
HKD	254,210	32,788	5/19/06	USD	32,804	32,804	16
JPY	742,833	6,352	5/19/06	USD	6,413	6,413	61
JPY	6,929,672	59,252	5/19/06	USD	59,714	59,714	462
JPY	199,605	1,707	5/19/06	USD	1,722	1,722	15
JPY	4,285,951	36,648	5/19/06	USD	36,314	36,314	(334)
JPY	656,125	5,630	6/15/06	USD	5,584	5,584	(46)
NZD	170	104	4/3/06	USD	104	104	@—
SEK	250,000	32	4/3/06	USD	32	32	@—
SGD	12,223	7,577	5/19/06	USD	7,537	7,537	(40)
SGD	870	540	6/15/06	USD	536	536	(4)
SGD	262	163	6/15/06	USD	162	162	(1)
USD	1,061	1,061	5/19/06	AUD	1,450	1,037	(24)
USD	43,160	43,160	5/19/06	EUR	36,094	43,855	695
USD	5,498	5,498	6/15/06	EUR	4,579	5,573	75
USD	10,271	10,271	6/15/06	EUR	8,561	10,419	148
USD	13,361	13,361	6/15/06	EUR	11,137	13,554	193
USD	7,618	7,618	6/15/06	EUR	6,351	7,728	110
USD	12,289	12,289	6/15/06	EUR	10,247	12,471	182
USD	150	150	6/15/06	GBP	86	150	@—
USD	15,460	15,460	6/15/06	GBP	8,923	15,515	55
USD	2,835	2,835	6/15/06	GBP	1,640	2,851	16
USD	811	811	6/15/06	GBP	469	816	5
USD	11,104	11,104	5/19/06	HKD	86,057	11,100	(4)
USD	1,793	1,793	5/19/06	JPY	207,550	1,775	(18)
USD	24,178	24,178	5/19/06	JPY	2,791,777	23,871	(307)
USD	20,156	20,156	5/19/06	JPY	2,321,346	19,848	(308)
USD	21,570	21,570	5/19/06	JPY	2,484,778	21,246	(324)
USD	10,175	10,175	6/15/06	JPY	1,197,280	10,274	99
USD	4,909	4,909	6/15/06	JPY	577,830	4,958	49
USD	3,316	3,316	6/15/06	JPY	390,045	3,347	31
USD	3,250	3,250	6/15/06	SEK	25,366	3,274	24
USD	5,350	5,350	5/19/06	SGD	8,689	5,386	36
USD	4,527	4,527	6/15/06	SGD	7,339	4,554	27
USD	4,047	4,047	6/15/06	ZAR	25,485	4,115	68
		$423,228				$423,647	$419

AUD -	Australian Dollar
CHF -	Swiss Franc
DKK -	Danish Krone
EUR -	Euro
GBP -	British Pound
HKD -	Hong Kong Dollar
JPY -	Japanese Yen

NZD -	New Zealand Dollar
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar
ZAR -	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:

CAC 40 Index
(France)	62	$3,844	Jun-06	$74

DAX Index
(Germany)	85	15,452	Jun-06	259

FTSE 100 Index
(United Kingdom)	81	8,400	Jun-06	10

FTSE / JSE Top 40 Index
(South African)	151	4,616	Jun-06	426

MSCI SING Index
(Singapore)	47	1,741	Apr-06	16

MSCI SING Index
(United States)	119	3,325	Apr-06	107

OMX 30 Index
(Sweden)	273	3,646	Apr-06	70

TOPIX Index
(Japan)	153	22,455	Jun-06	1,234
				$2,196

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.5%)
(Unless otherwise noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG (a)	95,991	$8,188
Brazil (12.8%)
All America Latina Logistica S.A.	161,250	10,058
Aracruz Celulose S.A. ADR (Preference)	17,790	942
Banco Itau Holding Financeira S.A. (Preference) (c)	379,132	11,300
Banco Itau Holding Financeira S.A. ADR (Preference) (c)	743,493	22,134
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	@—
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (c)	237,300	10,002
Cia Paranaense de Energia, Class B (Preference)	417,347,000	4,175
Cia Paranaense de Energia, Class B ADR (Preference) (c)	75,300	739
CPFL Energia S.A.	431,485	6,079
CPFL Energia S.A. ADR (c)	54,210	2,277
CVRD ADR	52,100	2,528
CVRD ADR (Preference)	931,144	40,253
CVRD, Class A (Preference)	14,021	604
Empresa Brasileira de Aeronautica S.A. ADR	188,920	6,962
Gerdau S.A. (Preference) (c)	407,500	9,142
Gerdau S.A. ADR	228,279	5,141
Investimentos Itau S.A. (Preference)	2,302,924	9,844
Lojas Americanas (l)	122,522,500	5,236
Lojas Renner S.A. (l)	29,100	1,587
Natura Cosmeticos S.A.	390,000	4,643
Perdigao S.A. (Preference)	90,000	2,816
Petrobras S.A. (Preference)	400,836	7,965
Petrobras S.A. ADR	287,675	24,933
Petrobras S.A. ADR (Preference)	468,284	37,392
Tam S.A. ADR (a)(c)	417,000	7,856
Telesp Celular Participacoes S.A. (a)	51,813	302
Telesp Celular Participacoes S.A. (Preference) (a)	1,189,576	4,975
Tim Participacoes S.A. ADR	122,600	4,540
Tractebel Energia S.A.	604,800	5,112
Unibanco - Uniao de Bancos Brasileiros S.A.	188,721	2,791
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	258,080	19,075
		271,403
Chile (0.6%)
Enersis S.A. ADR (c)	1,002,310	11,887
China (6.7%)
Air China Ltd., Class H (a)	7,136,000	2,759
Asia Aluminum Holdings Ltd. (a)	32,336,000	5,834
Bank of Communications Co., Ltd. Class H (a)(c)	13,556,000	8,517
China Construction Bank, Class H (a)(c)(e)	28,162,000	13,157
China Life Insurance Co., Ltd. (a)(c)	7,896,000	9,973
China Mobile Hong Kong Ltd.	2,262,000	11,880
China Resources Power Holdings Co.	7,997,000	5,823
China Techfaith Wireless Communication Technology Ltd. ADR (a)	107,700	1,559
China Unicom Ltd.	6,272,000	5,093
Global Bio-Chem Technology Group Co., Ltd. (c)	17,083,000	8,972
GOME Electrical Appliances Holdings Ltd. (c)	13,837,000	15,426
Grande Holdings Ltd. (c)	2,069,000	1,560
Hopewell Highway Infrastructure Ltd. (c)	5,196,000	3,884
Huadian Power International Corp., Ltd., Class H	11,477,000	3,069
Kingboard Chemical Holdings Ltd. (c)	2,005,000	6,060
Moulin Global Eyecare Holdings Ltd. (a)(d)(l)	2,150,000	@—
PetroChina Co., Ltd., Class H	14,772,000	15,421
PICC Property & Casualty Co., Ltd.	6,310,000	2,297
Ping An Insurance Group Co. of China Ltd., Class H (c)	3,357,000	8,653
Shougang Concord Century Holdings Ltd.	12,407,000	911
TPV Technology Ltd. (c)	8,175,000	9,004
Victory City International Holdings Ltd. (c)	4,477,000	1,616
		141,468
Colombia (0.5%)
BanColombia S.A. ADR	298,030	10,401

Czech Republic (0.4%)
Central European Media Enterprises Ltd. (a)(c)	111,800	7,671
Hungary (0.7%)
Gedeon Richter Rt.	74,253	14,964
India (8.5%)
A & M Communications (d)(l)	4,662	15
ABB Ltd. India	152,082	10,007
Aventis Pharma Ltd.	112,331	4,967
Bharat Heavy Electricals Corp.	614,585	30,963
Cipla Ltd.	447,165	6,655
Container Corp. of India Ltd.	156,919	5,097
Gammon India Ltd.	141,000	1,717
Glenmark Pharmaceuticals Ltd.	520,000	3,682
Gujarat Ambuja Cements Ltd.	303,000	703
Gujarat Ambuja Cements Ltd. GDR	1,390,000	3,169
HCL Technologies Ltd.	486,000	7,145
HDFC Bank Ltd.	372,900	6,488
Hero Honda Motors Ltd.	395,785	7,920
Hindalco Industries Ltd.	754,392	3,097
Hindustan Lever Ltd.	1,535,260	9,384
Hotel Leela Venture Ltd.	481,175	3,748
Housing Development Finance Corp.	226,700	6,810
ICICI Bank Ltd. ADR	134,000	3,709
India Info.com PCL (d)	393,611	@—
Infosys Technologies Ltd.	135,236	9,061
ITC Ltd.	812,000	3,561
ITC Ltd. GDR (Registered)	551,000	2,380
Mahindra & Mahindra Ltd.	597,600	8,421
Morgan Stanley Growth Fund (a)(k)	17,282,900	15,768
Punj Lloyd Ltd. (a)	98,474	2,401
Punjab National Bank (d)	444,235	4,892
Siemens India Ltd.	64,000	8,162
UTI Bank Ltd.	341,000	2,728
UTI Bank Ltd. GDR (a)	254,000	2,032
Wipro Ltd.	428,000	5,383
		180,065
Indonesia (0.8%)
Astra International Tbk PT	1,698,000	2,109
Bank Central Asia Tbk PT	2,598,000	1,195
Bank Mandiri Persero Tbk PT	13,381,500	2,494
Bank Rakyat Indonesia Tbk PT	5,537,500	2,381
Perusahaan Gas Negara Tbk PT	2,382,000	2,629
Telekomunikasi Indonesia Tbk PT	9,421,000	7,171
		17,979
Malaysia (0.7%)
Bandar Raya Developments Bhd	3,090,000	1,015
Bumiputra-Commerce Holdings Bhd	2,132,000	3,647
IOI Corp. Bhd	717,000	2,589
Road Builder Malaysia Holdings Bhd	1,658,000	950
Telekom Malaysia Bhd	1,170,000	2,970
Tenaga Nasional Bhd	1,897,250	4,327
		15,498
Mexico (9.4%)
America Movil S.A. de C.V., Class L ADR	1,888,109	64,687
Corp. GEO S.A. de C.V., Series B (a)	1,225,200	4,622
Fomento Economico Mexicano S.A. de C.V. ADR	246,320	22,578
Grupo Televisa S.A. ADR	2,691,060	53,552
Wal-Mart de Mexico S.A. de C.V. ADR (c)	312,184	8,354
Wal-Mart de Mexico S.A. de C.V., Series V (a)	17,858,616	47,210
		201,003
Morocco (1.0%)
Banque Marocaine du Commerce Exterieur	80,710	8,997
Maroc Telecom (a)	392,490	5,858
ONA S.A.	44,600	6,297
		21,152
Pakistan (0.9%)
Fauji Fertilizer Co., Ltd.	622,200	1,393
National Bank of Pakistan	990,800	4,656
Oil & Gas Development Co., Ltd.	2,085,600	5,467
Pakistan Petroleum Ltd.	568,100	2,563
Pakistan Telecommunication Co., Ltd. (a)	5,029,900	5,493
		19,572

Peru (0.3%)
Credicorp Ltd. (c)	204,800	5,423
Poland (3.4%)
Agora S.A.	338,211	5,153
Bank Millennium S.A.	3,469,247	7,719
Bank Pekao S.A.	263,920	15,578
Central European Distribution Corp. (a)(c)	252,900	9,724
NFI Empik Media & Fasion S.A. (a)	758,047	2,998
Polski Koncern Naftowy Orlen	227,230	4,136
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,302,703	13,969
TVN S.A. (a)	508,415	13,857
		73,134
Russia (11.4%)
Alliance Cellulose Ltd. (d)(l)	592,359	@—
Comstar United Telesystems GDR (a)(e)	1,285,700	9,482
Efes Breweries International N.V. GDR (a)(c)	186,735	6,816
Highland Gold Mining Ltd.	1,122,000	5,224
LUKOIL ADR (c)	1,208,256	99,440
MMC Norilsk Nickel ADR	132,080	12,944
Mobile Telesystems ADR	9,500	314
Mobile Telesystems GDR	48,800	1,604
NovaTek OAO GDR	334,560	12,881
OAO Gazprom ADR (Registered) (c)	232,640	21,287
Polyus Gold Co. ADR (l)	84,000	3,066
RAO Unified Energy System GDR	132,849	9,060
Sberbank RF GDR (a)(c)	189,450	28,086
Surgutneftegaz ADR (a)	172,798	12,977
Vimpel-Communications ADR (a)	167,900	7,221
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	461,600	13,091
		243,493
South Africa (13.6%)
ABSA Group Ltd.	224,700	4,228
African Bank Investments Ltd.	3,659,300	17,877
Anglo American plc (London Shares)	1	@—
Aspen Pharmacare Holdings Ltd (a)	2,166,010	15,177
Aveng Ltd. (c)	4,016,200	15,308
Gold Fields Ltd. (c)	599,800	13,074
Gold Fields Ltd. ADR (c)	24,720	543
Group Five Ltd/South Africa	1,097,600	5,412
Harmony Gold Mining Co., Ltd. (a)(c)	731,102	11,858
Harmony Gold Mining Co., Ltd. ADR (a)	64,673	1,027
Impala Platinum Holdings Ltd.	77,138	14,575
J.D. Group Ltd.	1,103,590	16,718
Mittal Steel South Africa Ltd.	200	2
MTN Group Ltd.	2,387,890	23,819
Murray & Roberts Holdings Ltd.	2,311,400	10,384
Naspers Ltd., Class N	1,542,160	31,391
Pretoria Portland Cement Co., Ltd. (c)	212,800	14,462
Sasol Ltd.	376,150	14,215
Shoprite Holdings Ltd. (c)	3,543,209	12,930
Standard Bank Group Ltd.	1,701,014	23,396
Steinhoff International Holdings Ltd.	2,609,151	9,395
Tiger Brands Ltd.	845,940	23,860
Woolworths Holdings Ltd. (c)	3,747,900	9,963
		289,614
South Korea (12.4%)
Amorepacific Corp.	12,250	4,791
Cheil Industries, Inc.	180,580	6,616
Doosan Heavy Industries and Construction Co., Ltd.	227,970	7,532
Doosan Infracore Co., Ltd.	209,280	3,888
GS Engineering & Construction Corp.	195,710	11,643
Hanjin Heavy Industries & Construction Co., Ltd.	218,600	6,277
Hanmi Pharm Co., Ltd.	27,858	3,856
Hyundai Engineering & Construction Co. (a)	89,380	4,558
Hyundai Mobis	53,230	4,712
Hyundai Motor Co.	127,350	10,709
Hyundai Motor Co. (2nd Preference)	100,570	5,558
Kookmin Bank	269,090	23,237
Korea Zinc Co., Ltd.	112,610	8,832
KT&G Corp.	163,470	9,220
LG.Philips LCD Co., Ltd. (a)	47,720	2,151
Lotte Shopping Co., Ltd.	8,262	3,384

NHN Corp. (a)	34,710	10,717
Orion Corp.	46,225	13,654
Pusan Bank	218,460	3,193
S-Oil Corp.	100,410	7,709
Samsung Electronics Co., Ltd.	61,002	39,555
Samsung Electronics Co., Ltd. (Preference)	27,482	14,072
Samsung Fire & Marine Insurance Co., Ltd. (a)	73,090	9,667
Shinhan Financial Group Co., Ltd.	518,380	23,209
SK Corp.	185,950	12,478
Woongjin Coway Co., Ltd.	246,780	7,201
Woori Finance Holdings Co., Ltd.	309,040	6,139
		264,558
Taiwan (7.7%)
Acer, Inc.	2,487,000	4,574
AU Optronics Corp.	8,703,940	13,086
Cathay Financial Holding Co., Ltd.	4,391,000	7,846
Chang Hwa Commercial Bank	15,596,000	8,529
Cheng Shin Rubber Industry Co., Ltd.	2,525,056	1,844
Chinatrust Financial Holding Co., Ltd.	3,852,000	2,735
CTCI Corp.	3,281,344	1,597
Delta Electronics, Inc.	7,768,279	18,069
Delta Electronics, Inc. GDR	222,863	2,592
Epistar Corp.	483,000	1,360
Eva Airways Corp.	1,109	@—
Everlight Electronics Co., Ltd.	667,000	1,967
Far EasTone Telecommunications Co., Ltd.	2,984,000	3,521
Formosa Petrochemical Corp.	2,979,000	5,351
High Tech Computer Corp.	458,000	12,530
HON HAI Precision Industry Co., Ltd.	3,262,048	20,200
Kaulin Manufacturing Co., Ltd.	1,586,063	1,246
Largan Precision Co., Ltd.	499,045	8,103
Phoenix Precision Technology Corp.	1,704,000	3,769
Phoenixtec Power Co., Ltd.	671,355	655
Polaris Securities Co., Ltd.	4,439,969	1,840
Radiant Opto-Electronics Corp.	1,236,561	3,040
Shin Kong Financial Holding Co., Ltd.	14,830,555	12,200
Springsoft, Inc.	1,045,112	1,594
Taishin Financial Holdings Co., Ltd.	5,874,156	3,239
Taiwan Mobile Co., Ltd.	4,060,000	3,865
Taiwan Semiconductor Manufacturing Co., Ltd.	2,869,000	5,675
Tsann Kuen Enterprise Co.	2,726,611	4,200
Wintek Corp.	2,534,000	3,474
Wistron Corp. (a)	4,412,000	5,288
		163,989
Thailand (2.4%)
Advanced Info Service PCL (Foreign) (d)	2,467,400	5,807
Asian Property Development PCL (d)	15,446,800	1,669
Bangkok Bank PCL (Foreign) (c)	1,875,800	5,597
CH. Karnchang PCL (Foreign) (a)(c)(d)	5,616,200	1,575
CP Seven Eleven PCL (Foreign) (d)	22,038,100	3,798
Italian-Thai Development PCL (Foreign) (c)(d)	8,964,000	1,603
Kasikornbank PCL (Foreign) (c)	2,055,900	3,623
Lalin Property PCL (Foreign) (d)	4,391,500	689
Land & Houses PCL (Foreign, Registered)	10,794,800	2,332
MBK PCL (Foreign) (d)	765,700	975
PTT Exploration & Production PCL (Foreign) (d)	139,200	1,977
PTT PCL (Foreign) (d)	1,179,500	7,100
Siam City Bank PCL (Foreign, Registered)	3,191,300	1,995
Siam Commercial Bank PCL (Foreign, Registered) (d)	1,026,600	1,703
Siam Makro PCL (Foreign) (d)	389,600	817
Thai Oil PCL (Foreign) (d)	1,550,300	2,632
Total Access Communication PCL (a)	1,360,600	5,361
True Corp. PCL (Foreign) (a)(d)	6,758,600	1,825
		51,078
Turkey (3.9%)
Akcansa Cimento A.S.	1,401,981	8,863
BIM Birlesik Magazalar A.S. (a)	297,407	9,457
Dogan Yayin Holding A.S. (a)	3,198,847	14,751
Haci Omer Sabanci Holding A.S.	664,100	4,692
Hurriyet Gazetecilik ve Matbaacilik A.S.	1,374,855	5,266
Turkiye Garanti Bankasi A.S.	4,448,065	16,542
Turkiye Is Bankasi (a)	676,700	5,637

Turkiye Vakiflar Bankasi TAO, Class D (a)	935,500	5,114
Yapi ve Kredi Bankasi A.S. (a)	2,507,697	13,243
		83,565
Total Common Stocks (Cost $1,473,021)		2,096,105

	Face Amount
	(000)
Fixed Income Securities (0.5%)
India (0.0%)
Saurashtra Cement & Chemicals Ltd. (expired maturity) INR (b)(d)(I)	700	@—
Russia (0.5%)
MCSI Holding Ltd., 5.00%, 4/15/07 (Secured Notes) (d)(l)	$10,337	9,820
Total Fixed Income Securities (Cost $11,973)		9,820
Short-Term Investments (6.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.7%)
Alliance & Leister plc
4.68%, 04/30/07 (h)	2,731	2,731
ASAP Funding Ltd.
4.76%, 05/09/06	867	867
4.79%, 05/09/06	1,084	1,084
Banco Bilbao Vizcaya Argentaria, N.Y.
4.52%, 04/11/06	1,666	1,666
4.65%, 04/12/06	1,374	1,374
Bank of America
4.81%, 11/07/06 (h)	601	601
4.82%, 08/10/06 (h)	1,365	1,365
Bank of New York Co, Inc.
4.67%, 04/30/07 (h)	1,365	1,365
Barclays New York
4.83%, 05/30/06	2,731	2,731
Bear Stearns
4.76%, 06/15/06 (h)	2,731	2,731
4.93%, 03/08/07 (h)	1,093	1,093
4.94%, 09/13/06 (h)	2,184	2,184
CC USA, Inc.
4.83%, 04/18/06 (h)	1,365	1,365
Ciesco LLC
4.73%, 05/02/06	543	543
4.75%, 05/03/06	2,713	2,713
Concord Minutemen C.C. LLC, Series B
4.68%, 04/05/06	4,097	4,097
Dekabank Deutsche Girozentrale
4.60%, 05/19/06 (h)	2,785	2,785
Deutsche Bank Securities, Inc.
4.90%, 04/03/06	22,256	22,256
Five Finance, Inc.
4.82%, 11/17/06 (h)	2,738	2,738
Goldman Sachs Group, Inc.
4.77%, 04/30/07 (h)	1,365	1,365
HSBC Finance Corp.
4.65%, 04/30/07 (h)	1,365	1,365
4.80%, 04/05/06	4,088	4,088
ING America Insurance Holdings
4.51%, 04/06/06	1,081	1,081
IXIS Corporate & Investment Bank
4.90%, 04/03/06	5,461	5,461
K2 (USA) LLC
4.83%, 04/25/06 (h)	1,365	1,365
Liberty Lighthouse U.S. Capital
4.83%, 02/01/07 (h)	1,365	1,365
Links Finance LLC
4.83%, 04/18/06 (h)	1,365	1,365
4.92%, 10/06/06 (h)	1,092	1,092
Mane Funding Corp.
4.80%, 05/10/06	2,752	2,752
Manufacturers and Traders
4.81%, 12/29/06 (h)	819	819
Nationwide Building Society
5.02%, 04/02/07 (h)	3,168	3,168
Nordea Bank New York
4.82%, 01/03/07 (h)	1,365	1,365

Park Granada LLC
4.71%, 04/26/06	1,085	1,085
Park Sienna, LLC
4.79%, 05/05/06	1,357	1,357
Rhein-Main Securitisaton Ltd.
4.82%, 04/18/06	2,723	2,723
Royal Bank of Scotland, London
4.85%, 04/03/06	5,461	5,461
Scaldis Capital LLC
4.60%, 04/25/06	1,350	1,350
4.73%, 04/18/06	2,719	2,719
Skandi New York
4.68%, 04/30/07 (h)	2,731	2,731
SLM Corp.
4.78%, 04/30/07 (h)	2,731	2,731
Standard Charter Bank New York
4.80%, 04/28/06	5,461	5,461
Ticonderoga Funding LLC
4.80%, 04/24/06	2,813	2,813
Unicredito Italiano Bank (IRE) plc
4.70%, 04/30/07 (h)	1,911	1,911
Wachovia Bank N.A
4.80%, 10/02/06	3,277	3,277
Washington Mutual Bank FA
4.79%, 05/10/06	3,004	3,004
Wells Fargo Bank N.A.
4.80%, 12/01/06 (h)	1,911	1,911
		121,474
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $26,094 (f)	26,083	26,083
Total Short-Term Investment (Cost $147,557)		147,557
Total Investments + (105.9%) (Cost $1,632,551)		2,253,482
Liabilities in Excess of Other Assets (-5.9%)		(126,178)
Net Assets (100%)		$2,127,304

(a)                                  Non-income producing security.

(b)                                 Issuer is in default.

(c)                                  All or a portion of security on loan at March 31, 2006.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held $46,897,000 of fair valued securities, representing 2.2% of net assets.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

(k)                                  Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the period ended March 31, 2006, the Portfolio had no purchases or sales of this security.

The Portfolio derived no income from this security during the period ended March 31, 2006.

(l)                                     Security has been deemed illiquid — at March 31, 2006.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,632,551,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $620,931,000 of which $665,839,000 related to appreciated securities and $44,908,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	535	$247	4/3/06	USD	240	$240	$(7)
BRL	471	218	4/4/06	USD	215	215	(3)
BRL	693	320	4/5/06	USD	318	318	(2)
USD	2,252	2,252	4/3/06	HKD	17,478	2,253	1
USD	189	189	4/3/06	IDR	1,707,022	188	(1)
USD	1,112	1,112	4/3/06	MAD	10,114	1,117	5
USD	96	96	4/4/06	MAD	871	96	@—
USD	2,020	2,020	4/5/06	MAD	18,265	2,019	(1)
USD	204	204	4/3/06	ZAR	1,283	208	4
USD	90	90	4/4/06	ZAR	565	92	2
USD	1,497	1,497	4/6/06	ZAR	9,259	1,501	4
ZAR	74	12	4/5/06	USD	12	12	@—
ZAR	309,265	49,773	8/14/06	USD	45,773	45,773	(4,000)
		$58,030				$54,032	$(3,998)

BRL - Brazilian Real

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

MAD - Moroccan Dirham

USD - United States Dollar

ZAR - South African Rand

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Debt Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

	Face Amount	Value
	(000)	(000)
Debt Instruments (92.5%)
Argentina (3.0%)
Sovereign (3.0%)
Republic of Argentina
5.83%, 12/31/33	$5,470	$2,298
8.28%, 12/31/33 (f)	109	107
Republic of Argentina (Linked Variable Rate)
87.96%, 4/10/49 (b)	1,120	459
		2,864
Brazil (15.2%)
Corporate (3.2%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06 (e)	740	901
15.86%, 12/13/07	2,700	1,274
Citigroup, Inc.
Zero Coupon, 5/18/09	800	798
		2,973
Sovereign (12.0%)
Federative Republic of Brazil
5.19%, 4/15/24 (c)	1,680	1,681
6.00%, 4/15/24 (c)	400	400
8.00%, 1/15/18	1262	1371
8.875%, 10/14/19 - 4/15/24	3,485	4,034
10.50%, 7/14/14	620	773
14.50%, 10/15/09	2,370	3,040
		11,299
		14,272
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria (Registered)
8.25%, 1/15/15	1,043	1,224
Chile (1.3%)
Corporate (1.3%)
Empresa Nacional de Petroleo
6.75%, 11/15/12 (e)	1,150	1,207
Colombia (2.1%)
Sovereign (2.1%)
Republic of Colombia
8.125%, 5/21/24	480	540
8.25%, 12/22/14	340	384
9.75%, 4/9/11	279	311
11.75%, 2/25/20	535	765
		2,000
Ecuador (1.3%)
Sovereign (1.3%)
Republic of Ecuador
9.00%, 8/15/30 (a)	980	992
9.375%, 12/15/15	190	201
		1,193
Indonesia (4.4%)
Corporate (4.4%)
Pindo Deli Finance Mauritius
Tranche A, 5.66%, 4/28/15 (c)(e)	393	325
Tranche B, 5.66%, 4/28/18 (c)	1,101	644
Tranche C, 5.66%, 4/28/25 (c)(e)	2,227	568
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 5.66%, 4/28/15 (c)(e)	2,217	1,829
Tranche B, 5.66%, 4/28/18 (c)(e)	808	513

Tranche C, 5.66%, 4/28/27 (c)(e)		998	254
			4,133
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.50%, 3/29/18 (b)		580	148
Malaysia (1.2%)
Sovereign (1.2%)
Government of Malaysia
7.50%, 7/15/11		90	98
8.75%, 6/1/09		960	1,051
			1,149
Mexico (16.8%)
Corporate (6.5%)
Pemex Project Funding Master Trust
6.21%, 6/15/10 (c)		150	154
6.21%, 6/15/10 (c)(e)		1,080	1,111
8.625%, 12/1/23		460	541
9.125%, 10/13/10		1,260	1,421
9.50%, 9/15/27		320	408
9.50%, 9/15/27 (e)		1,600	2,054
10.00%, 9/15/27		290	370
			6,059
Sovereign (10.3%)
Mexican Bonos
10.00%, 12/5/24	MXN	19,100	1,963
United Mexican States
8.125%, 12/30/19	$1,423		1,675
8.375%, 1/14/11		3,680	4,087
United Mexican States, MTN
8.30%, 8/15/31		1,615	1,956
			9,681
			15,740
Nigeria (2.1%)
Sovereign (2.1%)
Central Bank of Nigeria
6.25%, 11/15/20 (a)(c)		1,000	995
Central Bank of Nigeria Credit-Linked Treasury Bond
15.00%, 1/30/09		937	1,004
			1,999
Panama (2.1%)
Sovereign (2.1%)
Republic of Panama
7.125%, 1/29/26		750	769
9.375%, 4/1/29		740	942
9.625%, 2/8/11		249	288
			1,999
Peru (2.0%)
Sovereign (2.0%)
Republic of Peru
7.84%, 8/12/20	PEN	1,590	456
8.375%, 5/3/16	$330		360
8.75%, 11/21/33		410	459
9.875%, 2/6/15		480	569
			1,844
Philippines (11.8%)
Sovereign (11.8%)
Republic of Philippines
8.875%, 3/17/15		3,470	3,934
9.50%, 2/2/30		5,780	6,878
10.625%, 3/16/25		170	222
			11,034
Qatar (0.5%)
Sovereign (0.5%)
State of Qatar (Registered)
9.75%, 6/15/30		350	514

Russia (14.4%)
Corporate (1.4%)
Gaz Capital for Gazprom
8.625%, 4/28/34	1,040	1,284
Sovereign (13.0%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14	1,500	1,875
Russian Federation
5.00%, 3/31/30 (a)(e)	65	72
Russian Federation (Registered)
5.00%, 3/31/30 (a)	2883	3160
8.25%, 3/31/10	740	784
11.00%, 7/24/18	1,606	2,307
12.75%, 6/24/28	2,250	4,022
		12,220
		13,504
Trinidad (1.0%)
Corporate (1.0%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36 (e)	932	897
Tunisia (0.2%)
Sovereign (0.2%)
Banque Centrale de Tunisie
7.375%, 4/25/12	210	227
Turkey (5.4%)
Sovereign (5.4%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 1/25/07	170	183
Zero Coupon, 6/28/07 (e)	2,230	2,227
Republic of Turkey
11.00%, 1/14/13	1,160	1,462
11.50%, 1/23/12	950	1,192
		5,064
Venezuela (6.2%)
Sovereign (6.2%)
Republic of Venezuela
8.50%, 10/8/14	590	662
9.375%, 1/13/34	2,292	2,934
10.75%, 9/19/13	1,790	2,237
		5,833
Total Debt Instruments (Cost $83,611)		86,845

	No. of
	Warrants
Warrants (0.8%)
Argentina (0.5%)
Republic of Argentina
Zero Coupon, 12/15/35	16,231	483
Zero Coupon, 12/15/35 (f)	317,929	30
		513
Mexico (0.1%)
United Mexican States
expiring 9/1/06 (h)	1	71
Nigeria (0.1%)
Central Bank of Nigeria,
expiring 11/15/20	750	109
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation,
expiring 4/15/20	2,700	92
Total Warrants (Cost $278)		785

	No. of
	Contracts

Call Options Purchased (0.0%)
Brazil (0.0%)
Federative Republic of Brazil
5/06 @ $2.164 (Cost $31) (h)	1,026,630	31

	Face
	Amount
	(000)
Short-Term Investment (4.2%)
United States (4.2%)
Repurchase Agreement (4.2%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $3,930 (Cost $3,928) (g)	$3,928	3,928
Total Investments (97.5%) (Cost $87,848)		91,589
Other Assets in Excess of Liabilities (2.5%)		2,319
Net Assets (100%)		$93,908

(a)	Step Bond — coupon rate increases to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is ultimate maturity.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2006.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Security was valued at fair value — At March 31, 2006, the Portfolio held $137,000 of fair valued securities, representing 0.15% of net assets.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(h)	Non-income producing security.
(i)	Covered call option contracts written in connection with securities held.
MTN	Medium Term Note
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $87,848,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,741,000 of which $5,486,000 related to appreciated securities and $1,745,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
2 Year U.S.
Treasury Note	67	$13,659	Jun-06	$19

Written Option Contracts:

The Portfolio had the following written option contract(s) open at period end:

		Number
		of	Value	Expiration
		Contracts	(000)	Date
CALL OPTIONS WRITTEN (0.0%)
Brazil (0.0%)
Federative Republic of Brazil Strike price $2.30 (Cost $31)	(h)(i)	2,780,100	$(26)	May-06

		Total
	Number	Premiums
	of	Received
	Contracts	(000)
Options Outstanding - 12/31/05	—	$—
Options Written	2,780,100	31
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Options Outstanding - 3/31/06	2,780,100	$31

Morgan Stanley Institutional Fund, Inc.
Focus Equity Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (99.8%)
Advertising Agencies (4.2%)
Getty Images, Inc. (a)	20,554	$1,539
Monster Worldwide, Inc. (a)	31,600	1,576
		3,115
Air Transport (2.7%)
Expeditors International of Washington, Inc.	23,200	2,004
Casinos & Gambling (2.1%)
International Game Technology	43,300	1,525
Communications Technology (5.8%)
America Movil S.A. de C.V., Class L ADR	86,100	2,950
Crown Castle International Corp. (a)	46,837	1,328
		4,278
Computer Services Software & Systems (5.0%)
Google, Inc., Class A (a)	9,425	3,676
Computer Technology (4.7%)
Apple Computer, Inc. (a)	24,900	1,562
Dell, Inc. (a)	63,225	1,881
		3,443
Consumer Electronics (7.6%)
Electronic Arts, Inc. (a)	48,800	2,670
Yahoo!, Inc. (a)	90,440	2,918
		5,588
Drugs & Pharmaceuticals (2.6%)
Gilead Sciences, Inc. (a)	30,000	1,867
Education Services (3.0%)
Apollo Group, Inc., Class A (a)	42,300	2,221
Electronics: Semi-Conductors/Components (1.7%)
Marvell Technology Group Ltd. (a)	23,400	1,266
Energy — Miscellaneous (7.8%)
Ultra Petroleum Corp. (a)	92,040	5,735
Financial — Miscellaneous (9.5%)
American Express Co.	47,600	2,501
Berkshire Hathaway, Inc., Class B (a)	866	2,609
Chicago Mercantile Exchange Holdings, Inc.	4,300	1,924
		7,034
Health Care — Miscellaneous (1.3%)
Alcon, Inc.	9,200	959
Health Care Services (2.4%)
UnitedHealth Group, Inc.	32,000	1,788
Leisure Time (3.1%)
Carnival Corp.	48,700	2,307
Materials & Processing (4.9%)
Monsanto Co.	42,180	3,575
Radio & TV Broadcasters (2.5%)
Grupo Televisa S.A. ADR	92,800	1,847
Real Estate Investment Trusts (5.0%)
Brookfield Asset Management, Inc., Class A	67,100	3,694
Retail (11.6%)
Amazon.Com, Inc. (a)	48,200	1,760
Costco Wholesale Corp.	68,100	3,688
Sears Holdings Corp. (a)	23,400	3,094
		8,542
Services: Commercial (7.3%)
Corporate Executive Board Co.	19,500	1,967
eBay, Inc. (a)	86,405	3,375
		5,342
Shipping (2.6%)
C.H. Robinson Worldwide, Inc.	38,400	1,885
Utilities: Gas Pipelines (2.3%)
Questar Corp.	23,700	1,660
Total Common Stocks (Cost $62,260)		73,351

	Face
	Amount
	(000)
Short-Term Investment (0.2%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $154 (Cost $154) (f)	$154	154
Total Investments+ (100.0%) (Cost $62,414)		73,505
Other Assets in Excess of Liabilities (0.0%)		20
Net Assets (100%)		$73,525

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the SEC.

ADR	American Depositary Receipts
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $62,414,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,091,000 of which $14,149,000 related to appreciated securities and $3,058,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
Global Franchise Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.0%)
Canada (1.4%)
Torstar Corp., Class B	89,037	$1,742
Finland (3.8%)
Kone Oyj, Class B	120,450	4,958
France (8.7%)
Groupe Danone	39,156	4,796
Pernod-Ricard S.A.	16,824	3,223
Sanofi-Aventis S.A.	34,229	3,256
		11,275
Netherlands (8.1%)
Koninklijke Numico N.V. (a)	69,465	3,073
Reed Elsevier N.V.	207,977	2,981
Wolters Kluwer N.V. CVA	179,339	4,472
		10,526
Spain (3.0%)
Altadis S.A.	86,042	3,857
Sweden (3.3%)
Swedish Match AB	309,064	4,225
Switzerland (6.0%)
Nestle S.A. (Registered)	13,837	4,108
Novartis AG (Registered)	65,457	3,640
		7,748
United Kingdom (34.4%)
British American Tobacco plc	395,100	9,568
Cadbury Schweppes plc	712,995	7,085
Diageo plc	309,303	4,871
GCAP Media plc	238,635	949
GlaxoSmithKline plc	131,988	3,451
Imperial Tobacco Group plc	126,742	3,758
Reckitt Benckiser plc	212,009	7,462
SMG plc	673,377	1,021
Unilever plc	292,360	2,992
WPP Group plc	281,678	3,379
		44,536
United States (26.3%)
Altria Group, Inc.	72,279	5,122
Bristol-Myers Squibb Co.	134,906	3,320
Brown-Forman Corp., Class B	48,531	3,735
Harley-Davidson, Inc.	58,948	3,058
Kellogg Co.	49,130	2,164
Kimberly-Clark Corp.	58,441	3,378
Merck & Co., Inc.	90,393	3,185
New York Times Co. (The), Class A	100,392	2,541
Pfizer, Inc.	195,632	4,875
Scotts Miracle-Gro Co. (The), Class A	58,205	2,663
		34,041
Total Common Stocks (Cost$97,797)		122,908

	Face Amount
	(000)
Short-Term Investment (4.5%)
Repurchase Agreement (4.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06,repurchase price $5,847 (Cost $5,845) (f)	$5,845	5,845
Total Investments + (99.5%) (Cost $103,642)		128,753
Other Assets in Excess of Liabilities (0.5%)		693
Net Assets (100%)		$129,446

(a)           Non-income producing security.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA       Certificaten Van Aandelen

+              At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $103,642,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,111,000 of which $26,934,000 related to appreciated securities and $1,823,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	7,235	$12,572	4/24/06	USD	12,708	$12,708	$136

GBP - British Pound
USD - United States Dollar

Morgan Stanley Institutional Fund, Inc.
Global Value Equity Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.2%)
Australia (2.1%)
Boral Ltd.	101,870	$651
Foster’s Group Ltd.	134,640	512
National Australia Bank Ltd.	40,656	1,097
		2,260
Bermuda (4.2%)
Tyco International Ltd. (c)	109,367	2,940
XL Capital Ltd., Class A	25,580	1,640
		4,580
France (6.7%)
BNP Paribas S.A. (c)	18,448	1,713
BNP Paribas S.A. (New) (a)	1,949	175
France Telecom S.A.	26,026	585
Lafarge S.A. (c)	12,877	1,459
Sanofi-Aventis S.A.	17,498	1,664
Total S.A.	6,739	1,778
		7,374
Germany (1.7%)
BASF AG	7,512	589
Bayerische Motoren Werke AG	23,473	1,293
		1,882
Hong Kong (0.5%)
HongKong Electric Holdings Ltd.	115,180	542
Ireland (2.8%)
Bank of Ireland	89,730	1,669
Kerry Group plc, Class A	60,297	1,448
		3,117
Italy (1.9%)
ENI S.p.A.	71,539	2,035
Japan (8.0%)
Astellas Pharma, Inc. (c)	28,600	1,086
Canon, Inc.	20,500	1,356
Fuji Photo Film Co., Ltd.	4,400	147
Kao Corp.	44,000	1,159
Mitsui Sumitomo Insurance Co., Ltd.	52,000	707
Nissan Motor Co., Ltd. (c)	91,000	1,081
Sumitomo Electric Industries Ltd. (c)	96,300	1,526
Takeda Pharmaceutical Co., Ltd.	30,800	1,756
		8,818
Netherlands (4.8%)
Koninklijke Philips Electronics N.V. (c)	15,940	539
Royal Dutch Shell plc ADR	37,015	2,304
Unilever N.V. CVA	23,098	1,604
Wolters Kluwer N.V. CVA	34,484	860
		5,307
New Zealand (0.7%)
Telecom Corp. of New Zealand Ltd. (c)	229,509	783
South Korea (0.9%)
SK Telecom Co., Ltd. ADR (c)	39,994	943
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	57,716	1,204
Telefonica S.A.	64,900	1,019
		2,223
Switzerland (3.0%)
Novartis AG (Registered)	9,439	525
Syngenta AG (a)	9,388	1,319
UBS AG (Registered)	12,983	1,426
		3,270
Taiwan (0.8%)
Chunghwa Telecom Co., Ltd. ADR	42,838	839
United Kingdom (19.6%)

Amvescap plc	78,141	729
BAA plc	62,204	896
Barclays plc	132,369	1,549
Cadbury Schweppes plc	242,901	2,414
Diageo plc	81,624	1,285
GlaxoSmithKline plc	111,870	2,925
Imperial Tobacco Group plc	64,907	1,925
Morrison WM Supermarkets plc	327,143	1,080
Reed Elsevier plc	181,913	1,744
Rentokil Initial plc	145,411	394
Rolls-Royce Group plc (a)	252,917	2,012
Rolls-Royce Group plc, Class B	13,932,478	25
Royal Bank of Scotland Group plc	54,749	1,781
Vodafone Group plc	974,479	2,040
WPP Group plc	52,436	629
		21,428
United States (37.5%)
Alcoa, Inc.	27,996	856
Altria Group, Inc.	32,574	2,308
American Electric Power Co., Inc.	28,114	956
American International Group, Inc. (c)	9,164	606
AT&T, Inc.	21,158	572
BJ’s Wholesale Club, Inc. (a)(c)	31,076	979
Boeing Co. (The) (c)	41,120	3,204
Bristol-Myers Squibb Co.	51,374	1,264
CBS Corp.	14,128	339
Chevron Corp.	20,834	1,208
Citigroup, Inc.	89,580	4,231
EMC Corp. (a)	60,417	823
Exxon Mobil Corp.	8,124	494
First Data Corp.	25,892	1,212
Freddie Mac	23,818	1,453
General Dynamics Corp.	8,872	568
Hewlett-Packard Co. (c)	31,783	1,046
International Business Machines Corp.	29,904	2,466
McDonald’s Corp.	36,851	1,266
Mellon Financial Corp.	37,558	1,337
Merrill Lynch & Co., Inc.	20,857	1,643
New York Times Co. (The), Class A (c)	15,581	394
Northrop Grumman Corp.	15,459	1,056
Pfizer, Inc.	71,569	1,783
Schering-Plough Corp.	115,312	2,190
St. Paul Travelers Cos., Inc. (The)	40,287	1,684
Verizon Communications, Inc.	30,852	1,051
Viacom, Inc. (a)	14,128	548
Wyeth	49,498	2,402
Xerox Corp. (a)(c)	74,775	1,137
		41,076
Total Common Stocks (Cost $87,994)		106,477

	Face Amount
	(000)
Short-Term Investments (8.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.8%)
Alliance & Leister plc, 4.68%, 4/30/07 (h)	$168	168
ASAP Funding Ltd.,
4.76%, 5/9/06	53	53
4.79%, 5/9/06	67	67
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	102	102
4.65%, 4/12/06	85	85
Bank of America Corp.,
4.81%, 11/7/06 (h)	37	37
4.82%, 8/10/06 (h)	84	84
Bank of New York Co., Inc., 4.67%, 4/30/07 (h)	84	84
Barclays New York Co., Inc., 4.83%, 5/30/06	168	168
Bear Stearns & Co., Inc.,
4.76%, 6/15/06 (h)	168	168
4.93%, 3/8/07 (h)	67	67
4.94%, 9/13/06 (h)	134	134

CC USA, Inc., 4.83%, 4/18/06 (h)	84	84
Ciesco LLC,
4.73%, 5/2/06	33	33
4.75%, 5/3/06	167	167
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	252	252
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06 (h)	171	171
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	1,368	1,368
Five Finance, Inc., 4.82%, 11/17/06 (h)	168	168
Goldman Sachs Group, Inc., 4.77%, 4/30/07 (h)	84	84
HSBC Finance Corp.,
4.65%, 4/30/07 (h)	84	84
4.80%, 4/5/06	251	251
ING America Insurance Holdings,
4.51%, 4/6/06	64	64
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	336	336
K2 (USA) LLC, 4.83%, 4/25/06 (h)	84	84
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07 (h)	84	84
Links Finance LLC,
4.83%, 4/18/06 (h)	84	84
4.92%, 10/6/06 (h)	67	67
Mane Funding Corp., 4.80%, 5/10/06	169	169
Manufacturers & Traders, 4.81%, 12/29/06 (h)	50	50
Nationwide Building Society, 5.02%, 4/2/07 (h)	195	195
Nordea Bank, N.Y., 4.82%, 1/3/07 (h)	84	84
Park Granada LLC, 4.71%, 4/26/06	67	67
Park Sienna LLC, 4.79%, 5/5/06	83	83
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	168	168
Royal Bank of Scotland, London, 4.85%, 4/3/06	336	336
Scaldis Capital LLC,
4.60%, 4/25/06	83	83
4.73%, 4/18/06	167	167
Skandi N.Y., 4.68%, 4/30/07 (h)	168	168
SLM Corp., 4.78%, 4/30/07 (h)	168	168
Standard Charter Bank, N.Y., 4.80%, 4/28/06	336	336
Ticonderoga Funding LLC, 4.80%, 4/24/06	173	173
Unicredito Italiano Bank (Ireland) plc
4.70%, 4/30/07 (h)	118	118
Wachovia Bank N.A., 4.80%, 10/2/06 (h)	201	201
Washington Mutual Bank, F.A., 4.79%, 5/10/06	185	185
Wells Fargo Bank N.A., 4.80%, 12/1/06 (h)	118	118
		7,467
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $1,557 (f)	1,556	1,556
Total Short-Term Investments (Cost $9,023)		9,023
Total Investments+ (105.4%) (Cost $97,017) - including $7,140 of Securities Loaned		115,500
Liabilities in Excess of Other Assets (-5.4%)		(5,888)
Net Assets (100%)		$109,612

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at March 31, 2006.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate.

The rates shown are those in effect on March 31, 2006.

ADR                     American Depositary Receipts

CVA                      Certificaten Van Aandelen

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $97,017,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,483,000 of which $20,636,000 related to appreciated securities and $2,153,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
				Exchange			Appreciation
Currency to Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)
AUD	38	28	4/4/06	USD	28	28	@—
EUR	162	$197	4/3/06	USD	196	$196	$(1)
EUR	13	15	4/4/06	USD	15	15	@—
GBP	150	261	4/3/06	USD	262	262	1
HKD	55	7	4/3/06	USD	7	7	@—
JPY	15,387	131	4/4/06	USD	131	131	@—
NZD	15	9	4/4/06	USD	9	9	@—
		$648				$648	$ @—

AUD - Australian Dollar
EUR - Euro

GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NZD - New Zealand Dollar
USD - United States Dollar
@ - Amount is less than $500.

Morgan Stanley Institutional Fund, Inc.
International Equity Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.7%)
Australia (0.4%)
BlueScope Steel Ltd.	1,387,299	$7,131
Orica Ltd. (c)	1,409,185	23,396
		30,527
Austria (1.3%)
Telekom Austria AG	4,083,800	96,241
Belgium (0.9%)
Fortis	2,003,612	71,471
France (10.4%)
BNP Paribas S.A. (c)	1,287,738	119,596
BNP Paribas S.A. (New) (a)(c)	133,375	11,967
Carrefour S.A. (c)	1,999,254	106,343
France Telecom S.A. (c)	7,633,207	171,657
Renault S.A.	368,400	39,169
Sanofi-Aventis S.A. (c)	837,605	79,668
Societe Generale (c)	325,988	49,018
Total S.A. (c)	840,565	221,721
		799,139
Germany (6.8%)
Bayer AG	919,790	36,844
Bayerische Motoren Werke AG	1,360,282	74,910
Deutsche Telekom AG (Registered)	2,319,191	39,116
Muenchener Rueckversicherungs AG (Registered)	337,441	47,837
Porsche AG (Non-Voting Shares) (c)	135,067	129,286
RWE AG (c)	1,268,740	110,407
Siemens AG (Registered)	869,101	81,127
		519,527
Ireland (0.3%)
CRH plc	607,025	21,183
Italy (1.8%)
ENI S.p.A.	3,444,519	97,995
Telecom Italia S.p.A. RNC (c)	15,640,730	41,645
		139,640
Japan (16.6%)
Asatsu-DK, Inc. (c)	811,600	28,339
Astellas Pharma, Inc. (c)	1,928,700	73,245
Canon, Inc.	1,302,100	86,176
Central Japan Railway Co.	10,277	101,281
Dai Nippon Printing Co., Ltd. (c)	6,467,000	117,027
Kansai Electric Power Co., Inc. (The) (c)	4,545,000	100,974
Kao Corp.	5,151,000	135,662
Lawson, Inc. (c)	981,900	36,955
Mitsubishi Electric Corp.	15,264,000	129,551
NEC Corp. (c)	13,914,000	97,760
NTT DoCoMo, Inc. (c)	48,447	71,618
Oriental Land Co., Ltd. (c)	961,300	55,781
Osaka Gas Co., Ltd. (c)	14,388,000	52,318
Rohm Co., Ltd. (c)	184,800	19,547
Shinsei Bank Ltd. (c)	16,462,000	115,243

Taiyo Nippon Sanso Corp.	365,000	2,698
Tokyo Gas Co., Ltd. (c)	12,449,500	54,471
		1,278,646
Luxembourg (0.5%)
Arcelor	1,034,237	40,764
Netherlands (8.1%)
ABN AMRO Holding N.V.	3,167,320	94,944
Akzo Nobel N.V.	1,217,896	64,620
CSM N.V. CVA	1,533,001	47,848
ING Groep N.V. CVA (c)	2,594,062	102,465
Royal Dutch Shell plc, Class A (c)	3,949,020	123,544
Unilever N.V. CVA	2,710,052	188,152
		621,573
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd. (c)	19,047,295	64,959
Singapore (0.6%)
United Overseas Bank Ltd.	4,776,000	46,104
South Korea (1.6%)
Samsung Electronics Co., Ltd. GDR (Registered) (e)	365,126	119,305
Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	1,550,150	32,343
Repsol YPF S.A. (c)	652,492	18,532
Telefonica S.A.	6,883,816	108,013
		158,888
Sweden (1.8%)
Nordea Bank AB (c)	4,063,375	50,200
SKF AB, Class B (c)	2,774,795	45,233
Telefonaktiebolaget LM Ericsson, Class B (c)	10,737,079	40,794
		136,227
Switzerland (9.2%)
Credit Suisse Group (Registered) (c)	714,552	40,093
Holcim Ltd. (Registered) (c)	1,768,525	140,809
Nestle S.A. (Registered) (c)	776,610	230,535
Novartis AG (Registered) (c)	2,705,301	150,444
UBS AG (Registered) (c)	1,348,718	148,145
		710,026
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR	2,573,172	50,408
United Kingdom (33.8%)
BAA plc	2,593,859	37,356
Barclays plc	5,459,758	63,881
BHP Billiton plc	6,558,492	119,805
BOC Group plc	5,984,323	160,830
BP plc	16,387,974	188,187
British American Tobacco plc	6,063,956	146,853
Burberry Group plc	2,331,972	18,777
Cadbury Schweppes plc	19,721,603	195,975
GlaxoSmithKline plc	4,772,046	124,768
GUS plc	2,769,997	50,769
Hanson plc	1,709,152	22,388
Hays plc	43,974,447	123,950
HSBC Holdings plc	5,697,806	95,521
Imperial Tobacco Group plc	8,020,909	237,859
Intercontinental Hotels Group plc	7,121,733	116,484
Johnston Press plc	348,997	2,948
Ladbrokes plc	11,531,124	77,926
National Grid plc	9,183,152	91,334

Northern Rock plc	1,034,952	21,288
Reckitt Benckiser plc	3,653,891	128,605
Reed Elsevier plc	15,756,185	151,096
Rolls-Royce Group plc (a)	5,837,319	46,445
Rolls-Royce Group plc, Class B	325,271,087	576
Royal Bank of Scotland Group plc	4,366,577	142,083
Scottish Power plc (c)	7,563,170	76,470
Vodafone Group plc	51,925,198	108,700
Wolseley plc	1,845,728	45,340
		2,596,214
Total Common Stocks (Cost $5,945,844)		7,500,842

	Face
	Amount
	(000)
Short-Term Investments (21.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.5%)
Alliance & Leister plc, 4.68%, 4/30/07 (h)	$33,614	33,614
ASAP Funding Ltd.,
4.76%, 5/9/06	10,669	10,669
4.79%, 5/9/06	13,344	13,344
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	20,504	20,504
4.65%, 4/12/06	16,920	16,920
Bank of America Corp.,
4.81%, 11/7/06 (h)	7,395	7,395
4.82%, 8/10/06 (h)	16,806	16,806
Bank of New York Co., Inc., 4.67%, 4/30/07 (h)	16,807	16,807
Barclays New York Co., Inc., 4.83%, 5/30/06	33,613	33,613
Bear Stearns & Co., Inc.,
4.76%, 6/15/06 (h)	33,613	33,613
4.93%, 3/8/07 (h)	13,456	13,456
4.94%, 9/13/06 (h)	26,891	26,891
CC USA, Inc., 4.83%, 4/18/06 (h)	16,806	16,806
Ciesco LLC,
4.73%, 5/2/06	6,679	6,679
4.75%, 5/3/06	33,398	33,398
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	50,432	50,432
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06 (h)	34,286	34,286
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	273,972	273,972
Five Finance, Inc., 4.82%, 11/17/06 (h)	33,701	33,701
Goldman Sachs Group, Inc., 4.77%, 4/30/07 (h)	16,807	16,807
HSBC Finance Corp.,
4.65%, 4/30/07 (h)	16,807	16,807
4.80%, 4/5/06	50,326	50,326
ING America Insurance Holdings,
4.51%, 4/6/06	13,304	13,304
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	67,227	67,227
K2 (USA) LLC, 4.83%, 4/25/06 (h)	16,806	16,806
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07 (h)	16,803	16,803
Links Finance LLC,
4.83%, 4/18/06 (h)	16,806	16,806
4.92%, 10/6/06 (h)	13,447	13,447
Mane Funding Corp., 4.80%, 5/10/06	33,878	33,878

Manufacturers & Traders, 4.81%, 12/29/06 (h)	10,082	10,082
Nationwide Building Society, 5.02%, 4/2/07 (h)	38,992	38,992
Nordea Bank, N.Y., 4.82%, 1/3/07 (h)	16,805	16,805
Park Granada LLC, 4.71%, 4/26/06	13,351	13,351
Park Sienna LLC, 4.79%, 5/5/06	16,698	16,698
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	33,524	33,524
Royal Bank of Scotland, London, 4.85%, 4/3/06	67,227	67,227
Scaldis Capital LLC,
4.60%, 4/25/06	16,616	16,616
4.73%, 4/18/06	33,468	33,468
Skandi N.Y., 4.68%, 4/30/07 (h)	33,613	33,613
SLM Corp., 4.78%, 4/30/07 (h)	33,613	33,613
Standard Charter Bank, N.Y., 4.80%, 4/28/06	67,227	67,227
Ticonderoga Funding LLC, 4.80%, 4/24/06	34,627	34,627
Unicredito Italiano Bank (Ireland) plc
4.70%, 4/30/07 (h)	23,529	23,529
Wachovia Bank N.A., 4.80%, 10/2/06 (h)	40,336	40,336
Washington Mutual Bank, F.A., 4.79%, 5/10/06	36,975	36,975
Wells Fargo Bank N.A., 4.80%, 12/1/06 (h)	23,529	23,529
		1,495,329
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $130,956 (f)	130,904	130,904
Total Short-Term Investments (Cost $1,626,233)		1,626,233
Total Investments+ (118.9%) (Cost $7,572,077) including $1,417,657 of Securities Loaned		9,127,075
Liabilities in Excess of Other Assets (-18.9%)		(1,448,374)
Net Assets (100%)		$7,678,700

(a)                                  Non-income producing security.

(c)           All or a portion of security on loan at March 31, 2006.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

ADR                     American Depositary Receipt

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipts

RNC                       Non-Convertible Savings Shares

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $7,572,077,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,554,998,000 of which $1,627,167,000 related to appreciated securities and $72,169,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	180,200	$313,116	4/24/06	JPY	36,405,986	$310,226	$(2,890)
GBP	44,000	76,455	4/24/06	JPY	8,886,812	75,727	(728)
JPY	35,442	301	4/3/06	USD	300	300	(1)
JPY	387,295	3,290	4/3/06	USD	3,298	3,298	8
JPY	307,838	2,615	4/4/06	USD	2,617	2,617	2
NZD	87,900	54,032	4/24/06	JPY	6,761,136	57,613	3,581
USD	2,484	2,484	4/4/06	EUR	2,055	2,490	6
USD	629	629	4/3/06	GBP	362	628	(1)
USD	17,686	17,686	4/4/06	GBP	10,189	17,701	15
		$470,608				$470,600	$(8)

EUR        — Euro

GBP        — British Pound

JPY         — Japanese Yen

NZD       — New Zealand Dollar

USD        — United States Dollar

Morgan Stanley Institutional Fund, Inc.
International Growth Equity

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (100.0%)
Australia (1.9%)
BHP Billiton Ltd.	5,644	$113
Austria (2.9%)
Erste Bank der Oesterreichischen Sparkassen AG	1,766	104
Telekom Austria AG	2,978	70
		174
Canada (1.9%)
EnCana Corp.	2,400	112
Finland (2.2%)
Fortum Oyj	5,116	129
France (9.5%)
AXA S.A.	3,052	107
BNP Paribas S.A.	1,025	95
Cie Generale d’Optique Essilor International S.A.	1,107	99
LVMH Moet Hennessy Louis Vuitton S.A.	744	73
Schneider Electric S.A.	752	81
Total S.A.	407	107
		562
Germany (9.9%)
Adidas-Salomon AG	395	78
Celesio AG	850	81
Continental AG	1,257	138
Deutsche Bank AG (Registered)	777	89
E. ON AG	1,030	113
SAP AG	400	87
		586
Greece (2.9%)
Coca-Cola Hellenic Bottling Co. S.A.	2,177	68
National Bank of Greece S.A.	2,169	102
		170
Hong Kong (2.7%)
China Resources Power Holdings Co.	104,000	75
Esprit Holdings Ltd.	10,500	82
		157
Hungary (1.2%)
Mol Magyar Olaj-es Gazipari Rt. GDR	700	72
India (1.1%)
ICICI Bank Ltd. ADR	2,400	66
Ireland (4.8%)
Allied Irish Banks plc	3,386	81
Anglo Irish Bank Corp. plc	7,579	125
CRH plc	2,184	76
		282
Israel (1.3%)

Teva Pharmaceutical Industries Ltd. ADR	1,900	78
Japan (23.1%)
Canon, Inc.	1,300	86
Casio Computer Co., Ltd.	3,900	69
Credit Saison Co., Ltd.	1,000	55
Daiwa Securities Group, Inc.	7,000	94
Hoya Corp.	2,200	89
JSR Corp.	3,800	113
Kobe Steel Ltd.	28,000	106
Kubota Corp.	13,000	140
Sharp Corp.	5,000	89
SMC Corp.	600	94
Sumitomo Realty & Development Co., Ltd.	4,000	111
Terumo Corp.	2,100	69
Toray Industries, Inc.	11,000	90
Toyota Motor Corp.	3,000	164
		1,369
Mexico (2.7%)
America Movil S.A. de C.V., Class L ADR	2,700	93
Wal-Mart de Mexico S.A. de C.V. ADR	2,400	64
		157
Netherlands (4.4%)
ING Groep N.V. CVA	3,316	131
Koninklijke Numico N.V. (a)	1,565	69
Reed Elsevier N.V.	4,181	60
		260
Norway (1.3%)
Telenor ASA	7,214	78
Singapore (2.6%)
DBS Group Holdings Ltd.	5,000	50
Keppel Corp., Ltd.	12,000	103
		153
South Korea (1.1%)
Samsung Electronics Co., Ltd. GDR (Registered)(b)	191	62
Spain (2.7%)
Banco Popular Espanol S.A.	4,708	69
Grupo Ferrovial S.A.	1,133	92
		161
Sweden (2.5%)
Getinge AB, Class B	4,566	74
Telefonaktiebolaget LM Ericsson ADR (a)	1,900	72
		146
Switzerland (5.4%)
ABB Ltd. (a)	7,000	88
Nestle S.A. ADR (Registered)	1,100	82
Novartis AG (Registered)	1,399	78
SGS S.A.	78	72
		320
Turkey (1.6%)
Akbank TAS ADR	5,715	96
United Kingdom (10.3%)

Barclays plc	6,151	72
BP plc	11,365	130
Capita Group plc	7,298	58
HSBC Holdings plc	3,802	64
Reckitt Benckiser plc	2,062	73
Royal Bank of Scotland Group plc	2,297	75
SABMiller plc	3,817	75
Tesco plc	11,027	63
		610
Total Investments + (100.0%) (Cost $5,406)		5,913
Other Assets in Excess of Liabilities (0.0%)		2
Net Assets (100%)		$5,915

(a)                                  Non-income producing security.

(b)                                 144A Security - Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.

ADR                     American Depositary Receipt

CVA                      Certificaten Van Aandelen

GDR                       Global Depositary Receipt

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $5,406,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $507,000 of which $527,000 related to appreciated securities and $20,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
International Magnum Portfolio
Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (91.0%)
Australia (2.4%)
AMP Ltd.	40,700	$253
Australia & New Zealand Banking Group Ltd.	5,708	108
BHP Billiton Ltd.	73,494	1,473
Coles Myer Ltd.	6,350	49
Gunns Ltd. (c)	28,100	67
National Australia Bank Ltd.	3,680	99
Newcrest Mining Ltd.	7,250	121
Qantas Airways Ltd.	15,900	40
QBE Insurance Group Ltd.	8,350	131
Rio Tinto Ltd.(c)	7,600	429
Westpac Banking Corp.	7,950	136
		2,906
Austria (1.7%)
Erste Bank der Oesterreichischen Sparkassen AG	14,834	875
Erste Bank der Oesterreichischen Sparkassen AG (New Issue) (a)	1,296	75
Telekom Austria AG	40,620	957
Wiener Staedtische Allgemeine Versicherung AG	2,791	173
		2,080
Belgium (0.7%)
AGFA-Gevaert N.V.	23,801	453
Solvay S.A., Class A	3,428	396
		849
China (1.5%)
China Resources Power Holdings Co.	948,000	690
Esprit Holdings Ltd.	130,300	1,014
Hutchison Whampoa Ltd.	11,000	101
		1,805
Finland (1.0%)
Fortum Oyj	46,731	1,179
France (10.6%)
Atos Origin S.A. (a)	5,094	377
AXA S.A.(c)	38,604	1,355
BNP Paribas S.A.(c)	19,351	1,797
BNP Paribas S.A. (new) (a)	987	89
Carrefour S.A.	7,162	381
Cie Generale d’Optique Essilor International S.A.	10,112	902
Electricite De France (a)	8,010	454
France Telecom S.A.	20,501	461
Gaz de France (c)	16,384	592
Groupe Danone	1,838	225
Lafarge S.A.	3,311	375
LVMH Moet Hennessy Louis Vuitton S.A.	6,797	666
Pernod-Ricard S.A.	1,946	373
Peugeot S.A. (c)	3,054	192
Renault S.A.	1,831	195
Sanofi-Aventis S.A.	7,665	729
Schneider Electric S.A.	9,650	1,042
Societe Generale	2,567	386
Sodexho Alliance S.A.(c)	8,187	389

Total S.A.	6,990	1,844
		12,824
Germany (8.8%)
Adidas-Salomon AG	3,611	714
Allianz AG (Registered)	4,733	790
AWD holding AG (c)	7,913	270
Bayerische Motoren Werke AG	15,788	869
Celesio AG	7,764	735
Commerzbank AG	16,341	651
Continental AG	11,483	1,264
Deutsche Bank AG (Registered)	7,093	810
Deutsche Post AG (Registered)	19,713	494
Deutsche Telekom AG (Registered)	25,513	430
E. ON AG	9,411	1,036
Linde AG	2,800	243
Muenchener Rueckversicherungs AG (Registered)	5,260	746
SAP AG	3,650	792
Siemens AG (Registered)	8,503	794
		10,638
Greece (1.6%)
Coca-Cola Hellenic Bottling Co. S.A.	19,888	618
EFG Eurobank Ergasias S.A.	9,420	363
National Bank of Greece S.A.	19,809	931
		1,912
Hong Kong (1.6%)
BOC Hong Kong Holdings Ltd.	46,000	92
Cheung Kong Holdings Ltd.	10,000	106
Dah Sing Financial Holdings Ltd.	4,400	35
Great Eagle Holdings Co.	85,000	296
Henderson Land Development Co., Ltd.	61,000	338
Hysan Development Co., Ltd.	76,000	216
New World Development Ltd. (c)	179,000	314
Prosperity REIT (a)	562	@—
Techtronic Industries Co.	22,000	40
		1,437
Hungary (0.5%)
Mol Magyar Olaj-es Gazipari Rt. GDR	6,066	622
India (0.5%)
ICICI Bank Ltd. ADR	21,700	601
Ireland (2.6%)
Allied Irish Banks plc	30,927	738
Anglo Irish Bank Corp plc	69,234	1,141
Bank of Ireland	10,381	193
CRH plc (London Shares)	19,947	698
Kerry Group plc, Class A	14,998	360
		3,130
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR	17,800	733
Italy (0.7%)
Telecom Italia S.p.A. RNC (c)	105,498	281
UniCredito Italiano S.p.A.	76,242	551
		832
Japan (24.4%)
Amada Co., Ltd.	22,000	240
Astellas Pharma, Inc.	8,200	311
Canon, Inc.	19,700	1,304
Casio Computer Co., Ltd. (c)	52,100	927
Credit Saison Co., Ltd.	12,000	664

Dai Nippon Printing Co., Ltd.	12,000	217
Daicel Chemical Industries Ltd.	36,000	303
Daifuku Co., Ltd.(c)	18,000	295
Daiichi Sankyo Co., Ltd.	13,000	297
Daikin Industries Ltd.	11,900	417
Daiwa Securities Group, Inc.(c)	65,000	872
Denki Kagaku Kogyo K.K.	52,000	232
East Japan Railway Co.	33	244
FamilyMart Co., Ltd.	7,300	229
Fuji Machine Manufacturing Co., Ltd.	4,200	77
Fuji Photo Film Co., Ltd.	9,300	311
Fujitec Co., Ltd.	14,000	90
Fujitsu Ltd. (c)	54,000	456
Furukawa Electric Co., Ltd.(c)	45,000	373
Hitachi Capital Corp.(c)	12,000	240
Hitachi High-Technologies Corp.	4,600	122
Hitachi Ltd.	47,000	333
House Foods Corp.(c)	6,000	99
Hoya Corp.	19,700	795
JSR Corp.	34,500	1,026
Kaneka Corp.	28,000	336
Kobe Steel Ltd.	256,000	972
Kubota Corp.	118,000	1,273
Kurita Water Industries Ltd.(c)	13,700	293
Kyocera Corp. (c)	3,400	301
Kyudenko Corp.	7,000	46
Lintec Corp.	6,500	164
Maeda Road Construction Co., Ltd.	7,000	55
Matsushita Electric Industrial Co., Ltd.	26,000	578
Minebea Co., Ltd.	32,000	221
Mitsubishi Chemical Corp.	31,500	194
Mitsubishi Corp.	22,200	505
Mitsubishi Estate Co., Ltd.	2,000	47
Mitsubishi Heavy Industries Ltd.	83,000	395
Mitsumi Electric Co., Ltd.(c)	11,800	154
Nagase & Co., Ltd.	9,000	121
NEC Corp.(c)	53,000	372
Nifco, Inc.	8,400	171
Nintendo Co., Ltd.	3,100	464
Nippon Meat Packers, Inc. (c)	13,000	136
Nippon Sheet Glass Co., Ltd.(c)	16,000	89
Nippon Steel Corp.(c)	33,000	128
Nippon Telegraph & Telephone Corp.	40	172
Nissan Motor Co., Ltd. (c)	39,200	466
Nissha Printing Co., Ltd.	2,000	75
Nisshinbo Industries, Inc.(c)	13,000	146
Obayashi Corp.	30,000	244
Ono Pharmaceutical Co., Ltd.	5,100	240
Ricoh Co., Ltd.	19,000	371
Rinnai Corp.(c)	3,700	111
Rohm Co., Ltd. (c)	2,000	212
Ryosan Co., Ltd.	5,800	156
Sanki Engineering Co., Ltd.	3,000	25
Sanwa Shutter Corp.(c)	19,000	124
Sekisui Chemical Co., Ltd.(c)	31,000	263
Sekisui House Ltd. (c)	18,000	269
Sharp Corp.(c)	42,000	744
Shin-Etsu Polymer Co., Ltd.	14,800	230

SMC Corp.	5,900	919
Sony Corp.	6,600	306
Sumitomo Realty & Development Co., Ltd.	39,000	1,080
Suzuki Motor Corp.(c)	13,900	319
TDK Corp.	3,500	264
Teijin Ltd.	35,000	233
Terumo Corp. (c)	18,700	615
Toho Co., Ltd.	4,800	93
Tokyo Electric Power Co., Inc. (The)	7,000	175
Toray Industries, Inc.(c)	99,000	811
Toshiba Corp.(c)	78,000	453
Toyo Ink Manufacturing Co., Ltd.	20,000	103
Toyota Motor Corp.	39,200	2,141
Tsubakimoto Chain Co.	31,000	232
Yamaha Corp.	15,200	269
Yamaha Motor Co., Ltd.	11,700	289
		29,639
Mexico (0.5%)
America Movil S.A. de C.V., Class L ADR	17,835	611
Netherlands (6.2%)
CSM N.V. CVA	12,684	396
ING Groep N.V. CVA	40,803	1,612
Koninklijke Ahold N.V. (a)	43,668	343
Koninklijke Numico N.V.(a)	14,295	632
Royal Dutch Shell plc, Class A	25,241	790
Royal Dutch Shell plc, Class B	25,760	838
TNT N.V.	12,726	441
Unilever N.V. CVA	12,215	848
VNU N.V.	10,563	343
Wolters Kluwer N.V. CVA	50,382	1,256
		7,499
Norway (1.5%)
Norske Skogindustrier ASA	11,846	201
Telenor ASA	65,899	709
TGS Nopec Geophysical Company ASA (a)	15,548	952
		1,862
Poland (0.3%)
Bank Pekao S.A.	7,070	417
Singapore (2.2%)
CapitaCommercial Trust REIT	24,400	27
CapitaLand Ltd.	123,000	368
City Developments Ltd.	33,000	220
DBS Group Holdings Ltd.	49,000	494
Keppel Corp., Ltd.	109,000	931
Oversea-Chinese Banking Corp., Ltd.	33,000	137
SembCorp Industries Ltd.	61,680	134
Singapore Airlines Ltd.	19,000	165
Singapore Press Holdings Ltd.	34,000	95
Venture Corp., Ltd.	11,000	87
		2,658
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR (Registered) (e)	1,746	570
Spain (2.4%)
Altadis S.A.(c)	9,383	421
Banco Bilbao Vizcaya Argentaria S.A.	19,467	406
Banco Popular Espanol S.A.	43,002	634
Banco Santander Central Hispano S.A.	24,821	362
Grupo Ferrovial S.A.	10,349	836

Telefonica S.A.	19,009	298
		2,957
Sweden (1.1%)
Getinge AB, Class B	41,710	675
Telefonaktiebolaget LM Ericsson ADR	17,800	671
		1,346
Switzerland (5.8%)
ABB Ltd.(a)	64,000	807
Ciba Specialty Chemicals AG (Registered) (c)	8,429	504
Nestle S.A. (Registered)	4,820	1,431
Novartis AG (Registered)	41,038	2,282
SGS S.A. (Registered)(c)	710	658
Swiss Reinsurance (Registered)	11,249	786
UBS AG (Registered)	3,301	363
Zurich Financial Services AG (Registered)(a)	923	217
		7,048
Turkey (0.6%)
Akbank TAS ADR	41,234	692
United Kingdom (11.2%)
AstraZeneca plc	7,805	393
Aviva plc	28,227	392
Barclays plc	56,182	657
BP plc	103,811	1,192
British Sky Broadcasting plc	20,240	190
Bunzl plc	30,856	366
Cadbury Schweppes plc	108,198	1,075
Capita Group plc	66,659	532
Diageo plc	14,084	222
GlaxoSmithKline plc	37,214	973
HSBC Holdings plc	34,725	582
Man Group plc	4,352	186
Reckitt Benckiser plc	18,833	663
Reed Elsevier plc	88,472	849
Rexam plc	36,203	351
Rolls-Royce Group plc (a)	27,026	215
Rolls-Royce Group plc, Class B	1,432,909	3
Royal Bank of Scotland Group plc	41,222	1,341
SABMiller plc	34,863	688
Smiths Group plc	9,857	168
Tesco plc	100,723	578
Vodafone Group plc	485,938	1,017
William Hill plc	34,118	355
WM Morrison Supermarkets plc	204,499	675
		13,663
Total Common Stocks (Cost $96,518)		110,510

	Face Amount
	(000)
Short-Term Investments (18.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (10.8%)
Alliance & Leister plc, 4.68%, 4/30/07 (h)	$295	295
ASAP Funding Ltd.,
4.76%, 5/9/06	94	94
4.79%, 5/9/06	117	117
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	180	180
4.65%, 4/12/06	148	148

Bank of America Corp.,
4.81%, 11/7/06 (h)	65	65
4.82%, 8/10/06 (h)	148	148
Bank of New York Co., Inc., 4.67%, 4/30/07 (h)	147	147
Barclays New York Co., Inc., 4.83%, 5/30/06	295	295
Bear Stearns & Co., Inc.,
4.76%, 6/15/06 (h)	295	295
4.93%, 3/8/07 (h)	118	118
4.94%, 9/13/06 (h)	236	236
CC USA, Inc., 4.83%, 4/18/06 (h)	148	148
Ciesco LLC,
4.73%, 5/2/06	59	59
4.75%, 5/3/06	293	293
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	443	443
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06 (h)	301	301
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	2,405	2,405
Five Finance, Inc., 4.82%, 11/17/06 (h)	296	296
Goldman Sachs Group, Inc., 4.77%, 4/30/07 (h)	148	148
HSBC Finance Corp.,
4.65%, 4/30/07 (h)	148	148
4.80%, 4/5/06	442	442
ING America Insurance Holdings,
4.51%, 4/6/06	117	117
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	590	590
K2 (USA) LLC, 4.83%, 4/25/06 (h)	148	148
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07 (h)	147	147
Links Finance LLC,
4.83%, 4/18/06 (h)	148	148
4.92%, 10/6/06 (h)	118	118
Mane Funding Corp., 4.80%, 5/10/06	297	297
Manufacturers & Traders, 4.81%, 12/29/06 (h)	88	88
Nationwide Building Society, 5.02%, 4/2/07 (h)	342	342
Nordea Bank, N.Y., 4.82%, 1/3/07	147	147
Park Granada LLC, 4.71%, 4/26/06	117	117
Park Sienna LLC, 4.79%, 5/5/06	147	147
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	294	294
Royal Bank of Scotland, London, 4.85%, 4/3/06	590	590
Scaldis Capital LLC,
4.60%, 4/25/06	146	146
4.73%, 4/18/06	294	294
Skandi N.Y., 4.68%, 4/30/07 (h)	295	295
SLM Corp., 4.78%, 4/30/07 (h)	295	295
Standard Charter Bank, N.Y., 4.80%, 4/28/06	590	590
Ticonderoga Funding LLC, 4.80%, 4/24/06	304	304
Unicredito Italiano Bank (Ireland) plc
4.70%, 4/30/07 (h)	207	207
Wachovia Bank N.A., 4.80%, 10/2/06 (h)	354	354
Washington Mutual Bank, F.A., 4.79%, 5/10/06	324	324
Wells Fargo Bank N.A., 4.80%, 12/1/06 (h)	207	207
		13,127
Repurchase Agreement (7.3%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06,repurchase price $8,840 (f)	8,837	8,837
Total Short-Term Investments (Cost $21,964)		21,964

Total Investments+ (109.1%) (Cost $118,482) including $12,403 of Securities Loaned	132,474
Liabilities in Excess of Other Assets (-9.1%)	(11,075)
Net Assets (100%)	$121,399

(a)           Non-income producing security.

(c)           All or a portion of security on loan at March 31, 2006.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

@            Face Amount/Value is less than $500.

CVA       Certificaten Van Aandelen

REIT       Real Estate Investment Trust

RNC        Non-Convertible Savings Shares

+              At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $118,482,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,992,000 of which $16,634,000 related to appreciated securities and $2,642,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,687	$2,053	6/15/06	USD	2,023	$2,023	(30)
EUR	1,064	1,295	6/15/06	USD	1,277	1,277	(18)
EUR	7	8	6/15/06	USD	8	8	—
GBP	692	1,203	6/15/06	USD	1,198	1,198	(5)
GBP	458	797	6/15/06	USD	792	792	(5)
GBP	478	831	6/15/06	USD	828	828	(3)
JPY	150,902	1,295	6/15/06	USD	1,282	1,282	(13)
JPY	112,656	967	6/15/06	USD	957	957	(10)
JPY	55,925	480	6/15/06	USD	476	476	(4)
USD	1,781	1,781	6/15/06	AUD	2,435	1,741	(40)
USD	449	449	6/15/06	AUD	613	439	(10)
USD	155	155	6/15/06	AUD	213	152	(3)
USD	714	714	6/15/06	EUR	596	725	11
USD	69	69	6/15/06	EUR	58	70	1
USD	180	180	4/3/06	EUR	149	180	—
USD	4,559	4,559	6/15/06	GPB	2,638	4,587	28
USD	6,185	6,185	6/15/06	GPB	3,571	6,210	25
USD	5,061	5,061	6/15/06	GPB	2,923	5,083	22
USD	2,616	2,616	6/15/06	JPY	307,680	2,640	24
USD	343	343	6/15/06	JPY	40,385	347	4
USD	1,133	1,133	6/15/06	JPY	133,314	1,144	11
USD	553	553	6/15/06	JPY	64,987	558	5
		$32,727				$32,717	$(10)

AUD - Australian Dollar
EUR - Euro

GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ EURO STOXX 50
(Germany)	113	$5,197	Jun-06	$33
FTSE 100 Index
(United Kingdom)	37	3,837	Jun-06	3
TOPIX Index
(Japan)	8	1,174	Jun-06	82
				$118

Morgan Stanley Institutional Fund, Inc.
International Real Estate Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.7%)
Australia (4.7%)
Centro Properties Group	148,500	$688
CFS Gandel Retail Trust	515,000	719
DB RREEF Trust	681,700	718
GPT Group	589,300	1,743
Investa Property Group	236,900	366
Macquarie CountryWide Trust	238,700	341
Macquarie Goodman Group	258,600	922
Mirvac Group	255,600	778
Stockland	515,750	2,481
Stockland (Rights Issue) (a)	13,285	63
Westfield Group	790,950	9,683
		18,502
Belgium (0.3%)
Befimmo S.C.A. REIT	1,027	103
Cofinimmo REIT	5,850	975
		1,078
China (0.4%)
Guangzhou R&F Properties Co., Ltd. (a)	303,000	1,605
Finland (1.1%)
Sponda Oyj	420,764	4,486
France (6.8%)
Gecina S.A. REIT	12,140	1,611
Klepierre REIT	69,434	8,657
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	25,716	2,860
Societe de la Tour Eiffel REIT	2,300	246
Unibail REIT	72,809	13,145
		26,519
Germany (0.5%)
IVG Immobilien AG	66,537	2,000
Hong Kong (8.8%)
Cheung Kong Holdings Ltd.	132,000	1,399
GZI REIT (a)	2,490,000	1,091
Henderson Investment Ltd.	297,000	574
Henderson Land Development Co., Ltd.	1,120,000	6,207
Hongkong Land Holdings Ltd.	885,000	3,292
Hysan Development Co., Ltd.	835,760	2,381
Kerry Properties Ltd.	236,376	865
Link REIT (The) (a)	745,000	1,613
New World Development Ltd.	3,717,277	6,516
Sun Hung Kai Properties Ltd.	951,000	9,658
Swire Pacific Ltd., Class A	109,000	1,067
		34,663
Italy (2.5%)
Aedes S.p.A.	8,924	66
Beni Stabili S.p.A.	6,961,048	7,840
Risanamento S.p.A.	279,592	2,017
		9,923

Japan (13.3%)
Aeon Mall Co., Ltd.	28,000	1,394
Daibiru Corp.	225,000	2,609
Diamond City Co., Ltd.	12,000	555
Heiwa Real Estate Co., Ltd.	55,500	400
Japan Hotel & Resort, Inc. REIT (a)	110	631
Japan Real Estate Investment Corp. REIT	54	468
Japan Retail Fund Investment Corp. REIT	4	31
Mitsubishi Estate Co., Ltd.	616,000	14,601
Mitsui Fudosan Co., Ltd.	551,000	12,663
Nippon Building Fund, Inc. REIT	53	491
NTT Urban Development Corp.	681	5,901
Sumitomo Realty & Development Co., Ltd.	353,000	9,777
Tokyu Land Corp.	312,000	2,788
		52,309
Netherlands (7.2%)
Corio N.V. REIT	64,960	4,191
Eurocommercial Properties N.V. CVA REIT	242,508	9,417
Rodamco Europe N.V. REIT	78,092	7,839
Vastned Retail N.V. REIT	18,145	1,456
Wereldhave N.V. REIT	47,266	5,315
		28,218
Singapore (1.6%)
Ascott Group Ltd. (The)	907,600	635
CapitaLand Ltd.	534,000	1,599
Fortune REIT	614,000	495
Keppel Land Ltd.	92,000	281
Singapore Land Ltd.	127,000	546
Suntec REIT	883,000	721
United Industrial Corp., Ltd.	2,171,000	1,867
		6,144
Spain (4.2%)
Fadesa Inmobiliaria S.A.	178,510	6,435
Inmobiliaria Colonial S.A.	76,791	5,396
Inmobiliaria Urbis S.A.	87,889	2,061
Metrovacesa S.A.	28,670	2,435
		16,327
Sweden (3.7%)
Castellum AB	87,984	3,721
Fabege AB	83,648	1,761
Hufvudstaden AB, Class A	1,107,386	9,204
		14,686
Switzerland (1.8%)
Allreal Holding AG	10,300	1,054
PSP Swiss Property AG (a)	89,445	4,453
Swiss Prime Site AG (a)	26,963	1,379
		6,886
United Kingdom (37.8%)
Atlas Estates Ltd. (a)	237,159	1,423
British Land Co. plc	1,262,090	27,210
Brixton plc	682,642	5,835
Capital & Regional plc	259,080	5,189
Derwent Valley Holdings plc	68,499	1,925
Grainger Trust plc	258,271	2,645
Great Portland Estates plc	24,720	210

Hammerson plc	791,980	17,061
Insight Foundation Property Trust Ltd.	876,520	1,964
Land Securities Group plc	1,085,001	36,341
Liberty International plc	625,752	12,795
London Merchant Securities plc	948,753	4,710
Minerva plc	930,445	5,205
Shaftesbury plc	428,052	3,923
Slough Estates plc	999,335	11,580
Unite Group plc	617,666	4,829
Warner Estate Holdings plc	82,640	1,090
Workspace Group plc	781,179	4,597
		148,532
Total Common Stocks (Cost $306,421)		371,878

	Face
	Amount
	(000)
Short-Term Investment (5.4%)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $21,157 (Cost $21,149) (f)	$21,149	21,149
Total Investments+ (100.1%) (Cost $327,570)		393,027
Liabilities in Excess of Other Assets (-0.1%)		(447)
Net Assets (100%)		$392,580

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA                      Certificaten Van Aandelen

REIT                     Real Estate Investment Trust

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $327,570,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $65,457,000 of which $66,202,000 related to appreciated securities and $745,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
International Small Cap Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.0%)
Australia (3.5%)
Goodman Fielder Ltd. (a)	4,185,159	$6,532
Infomedia Ltd.	13,372,055	5,936
John Fairfax Holdings Ltd.	2,329,532	6,688
MYOB Ltd.	10,993,796	8,028
Pacific Brands Ltd.	7,534,349	12,892
Ramsay Health Care Ltd.	1,609,612	11,524
		51,600
Belgium (1.8%)
Omega Pharma S.A.	422,981	25,907
Bermuda (0.9%)
Catlin Group Ltd.	1,707,110	13,998
Denmark (1.8%)
Carlsberg A/S, Class B	220,987	14,425
Danisco A/S	141,753	11,486
		25,911
Finland (0.6%)
Uponor Oyj	321,739	8,413
Wartsila Oyj, Class B	20,770	770
		9,183
France (6.7%)
Bull S.A. (a)	1,329,910	16,033
Europeenne D’extincteurs (a)(d)(m)(l)	131,043	@—
GL Trade S.A.	188,389	9,131
Ipsen S.A. (a)	377,601	15,140
Neopost S.A.	152,194	16,541
Nexans S.A.	146,903	11,436
NRJ Group (a)	499,679	10,904
Saft Groupe S.A. (a)	451,689	13,206
Zodiac S.A.	112,278	7,285
		99,676
Germany (7.1%)
AWD Holding AG	557,284	19,042
Celesio AG	78,735	7,450
GFK AG	397,582	17,289
Hugo Boss AG (Non-Voting Shares)	313,475	13,199
IWKA AG	72,410	2,107
K&S AG	214,251	17,289
Sartorius AG (Non-Voting Shares)	318,545	10,884
SCS Standard Computersysteme AG (a)(d)(m)(l)	21,289	@—
Techem AG	428,352	18,819
		106,079
Hong Kong (1.5%)
Asia Satellite Telecommunications Holdings Ltd.	2,235,500	4,062
Solomon Systech International Ltd.	22,481,900	10,866
Weichai Power Co., Ltd., Class H	4,891,400	8,006
		22,934

Ireland (3.0%)
C&C Group plc	1,816,537	12,326
Glanbia plc	507,883	1,594
Kerry Group plc, Class A	1,258,577	30,224
		44,144
Italy (5.9%)
Banca Italease S.p.A. (a)	167,451	8,264
Buzzi Unicem S.p.A.	1,037,334	24,723
Cassa di Risparmio di Firenze S.p.A.	3,727,861	13,042
Davide Campari-Milano S.p.A.	2,354,743	20,742
Interpump S.p.A.	580,171	4,559
SAES Getters S.p.A.	401,569	11,678
Sogefi S.p.A.	735,205	5,095
		88,103
Japan (27.7%)
Aplus Co., Ltd. (a)	4,177,800	21,758
Ariake Japan Co., Ltd.	1,482,000	44,194
Asia Securities Printing Co., Ltd.	784,600	7,372
Century Leasing System, Inc.	520,300	8,752
Fuyo General Lease Co., Ltd	273,800	11,445
Hurxley Corp.	351,237	6,117
Ito En Ltd.	203,000	7,106
Japan Securities Finance Co., Ltd.	2,738,000	36,381
Mabuchi Motor Co., Ltd.	248,800	12,809
Megane TOP Co., Ltd.	5,700	38
Milbon Co., Ltd.	183,900	7,156
Nakanishi, Inc.	200,500	20,441
Nihon Trim Co., Ltd.	157,900	8,049
Nippon Restaurant System, Inc.	430,900	15,009
Nissha Printing Co., Ltd.	293,000	11,027
Nisshin Fire & Marine Insurance Co., Ltd. (The)	3,966,200	18,870
Patlite Corp.	560,200	6,335
Rengo Co., Ltd.	1,123,000	8,692
Sanyo Electric Credit Co., Ltd.	906,800	19,414
Shinkawa Ltd.	838,600	23,155
Sumitomo Osaka Cement Co., Ltd.	11,992,000	43,707
Taiheiyo Cement Corp.	7,119,000	34,414
Taisei Lamick Co., Ltd.	240,700	7,382
Takuma Co., Ltd.	1,702,000	13,824
Toppan Forms Co., Ltd.	636,300	10,628
Yamaichi Electronics Co., Ltd.	626,100	8,362
		412,437
Netherlands (5.4%)
Getronics N.V.	1,709,666	20,694
Macintosh Retail Group N.V.	121,566	11,136
Ordina N.V.	413,154	9,386
Randstad Holdings N.V.	308,991	18,311
USG People N.V.	152,460	11,038
Van Lanschot N.V. CVA	99,506	9,585
		80,150
New Zealand (3.6%)
Fisher & Paykel Appliances Holdings Ltd.	3,565,492	9,307
Fisher & Paykel Healthcare Corp., Ltd.	8,039,277	20,489
Sky City Entertainment Group Ltd.	2,102,100	6,936
Warehouse Group Ltd.	7,166,503	17,073
		53,805

Norway (4.6%)
Eltek ASA (a)	11,674	192
Norske Skogindustrier ASA	951,235	16,109
Schibsted ASA	995,869	27,423
Veidekke ASA	237,180	9,444
Visma ASA	820,780	15,778
		68,946
South Korea (1.7%)
KT&G Corp.	445,310	25,116
Spain (0.7%)
Miquel y Costas & Miquel S.A.	333,642	10,357
Sweden (4.9%)
Billerud Uddeholm AB	528,587	8,481
Eniro AB	1,295,755	14,969
Hoganas AB, Class B	27,571	669
Micronic Laser Systems AB (a)	586,079	8,877
Saab AB, Class B	983,850	24,751
Swedish Match AB	1,057,048	14,450
		72,197
Switzerland (5.2%)
Bucher Industries AG (Registered)	169,484	14,950
Edipresse S.A. (Bearer), Class B	8,807	3,901
Galenica Holding AG (Registered) (a)	75,399	14,791
Kaba Holding AG, Class B (Registered) (a)	16,887	3,918
Schindler Holding AG	302,700	16,137
Sia Abrasives Holding AG	29,665	9,056
SIG Holding AG (Registered)	32,470	6,924
Zehnder Group AG, Class B	5,069	8,053
		77,730
United Kingdom (11.4%)
Britvic plc (a)	5,937,691	22,668
Cattles plc	2,441,673	15,620
De La Rue plc	961,261	9,318
Devro plc	3,324,599	7,335
FKI plc	4,068,096	8,905
GCAP Media plc	67,805	270
Luminar plc	2,589,490	25,102
RHM plc	1,427,521	6,715
Rotork plc	1,574,408	19,009
Spirax-Sarco Engineering plc	1,174,250	19,614
Stagecoach Group plc	3,182,035	6,357
William Hill plc	1,371,850	14,288
Wincanton plc	2,459,568	13,737
		168,938
Total Common Stocks (Cost $1,087,816)		1,457,211

	Face
	Amount
	(000)
Short-Term Investment (1.9%)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06,
repurchase price $28,283 (Cost $28,272) (f)	$28,272	28,272
Total Investments+ (99.9%) (Cost $1,116,088)		1,485,483
Other Assets in Excess of Liabilities (0.1%)		1,636
Net Assets (100%)		$1,487,119

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held fair valued securities, totaling less than $500, representing less than 0.05% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from

(l)            Security has been deemed illiquid — at March 31, 2006.

(m)                               Restricted security not registered under the Securities Act of 1933. Europeenne D’extincteurs was acquired 6/96 - 12/99 and has a current cost basis of $6,648,000. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At March 31, 2006, these securities had an aggregate market value of $0, representing 0.0% of net assets.

@                                    Face Amount/Value is less than $500.

CVA       Certificaten Van Aandelen

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,116,088,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $369,395,000 of which $390,227,000 related to appreciated securities and $20,832,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	26	$20	4/3/06	USD	20	$20	$—
CHF	113	86	4/4/06	USD	86	86	@—
EUR	1,431	1,735	4/3/06	USD	1,731	1,731	(4)
GBP	1,868	3,246	4/4/06	USD	3,243	3,243	(3)
JPY	41,680	354	4/4/06	USD	354	354	@—
USD	916	916	4/3/06	JPY	108,062	918	2
USD	323	323	4/3/06	JPY	37,963	322	(1)
USD	100	100	4/4/06	NOK	658	100	@—
USD	448	448	4/4/06	SEK	3,489	448	@—
		$7,228				$7,222	$(6)

CHF - Swiss Franc
EUR - Euro

GBP - British Pound
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Morgan Stanley Institutional Fund, Inc.
Large Cap Relative Value Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.2%)
Aerospace (2.2%)
Northrop Grumman Corp.	28,750	$1,964
Raytheon Co.	43,830	2,009
		3,973
Automobiles (0.9%)
Honda Motor Co., Ltd. ADR	53,470	1,655
Banks: Outside New York City (1.4%)
Fifth Third Bancorp	10,900	429
PNC Financial Services Group, Inc.	30,590	2,059
		2,488
Beverages: Brewers (Wineries) (0.8%)
Diageo plc ADR	23,340	1,480
Beverages: Soft Drinks (1.5%)
Coca Cola Co. (The)	66,230	2,773
Biotechnology Research & Production (1.5%)
Applera Corp. - Applied Biosystems Group	27,740	753
Chiron Corp. (a)	44,060	2,018
		2,771
Chemicals (4.3%)
Bayer AG ADR	124,360	4,981
Dow Chemical Co. (The)	10,300	418
DuPont (E.I.) De Nemours & Co.	44,600	1,882
Lanxess AG (a)	13,992	526
		7,807
Communications & Media (5.1%)
CBS Corp. Class B	9,140	219
Time Warner, Inc.	246,440	4,138
Viacom, Inc., Class B (a)	49,610	1,925
Walt Disney Co. (The)	110,810	3,090
		9,372
Communications Technology (0.6%)
Motorola, Inc.	46,320	1,061
Computer Services Software & Systems (1.8%)
Symantec Corp. (a)	198,300	3,337
Computer Technology (0.4%)
Hewlett-Packard Co.	25,050	824
Cosmetics (0.3%)
Avon Products, Inc.	16,940	528
Diversified Financial Services (12.0%)
Bank of America Corp.	67,397	3,069
Citigroup, Inc.	106,830	5,046
Goldman Sachs Group, Inc.	7,770	1,220
J.P. Morgan Chase & Co.	142,913	5,951
Merrill Lynch & Co., Inc.	57,820	4,554
State Street Corp.	34,110	2,061
		21,901
Drugs & Pharmaceuticals (14.0%)
Abbott Laboratories	53,600	2,276

Bristol-Myers Squibb Co.		165,880	4,082
Eli Lilly & Co.		56,260	3,111
GlaxoSmithKline plc ADR		32,540	1,702
Pfizer, Inc.		121,620	3,031
Roche Holding AG ADR		50,230	3,730
Sanofi-Aventis ADR		33,430	1,586
Schering-Plough Corp.		181,750	3,452
Wyeth		53,310	2,587
			25,557
Electronics: Semi-Conductors/Components (1.6%)
Intel Corp.		71,460	1,383
Micron Technology, Inc.	(a)	100,790	1,483
			2,866
Energy Equipment (2.1%)
Schlumberger Ltd.		30,770	3,895
Financial Miscellaneous (4.9%)
Freddie Mac		61,030	3,723
Marsh & McLennan Cos., Inc.		114,970	3,376
MGIC Investment Corp.		17,020	1,134
PMI Group, Inc. (The)		14,070	646
			8,879
Foods (3.3%)
Cadbury Schweppes plc ADR		45,730	1,829
Unilever N.V. (NY Shares)		61,430	4,252
			6,081
Health Care – Miscellaneous (0.8%)
Bausch & Lomb, Inc.		23,640	1,506
Insurance: Life (1.6%)
Cigna Corp.		21,780	2,845
Insurance: Multi-Line (2.3%)
Ace Ltd.		4,780	248
Aegon N.V. (NY Shares)		46,510	857
Hartford Financial Services Group, Inc.		20,320	1,637
XL Capital Ltd., Class A		23,440	1,503
			4,245
Insurance: Property & Casualty (3.2%)
Chubb Corp.		29,380	2,804
St. Paul Travelers Cos., Inc. (The)		72,731	3,039
			5,843
Manufacturing (2.6%)
Ingersoll Rand Co., Ltd. Class A		37,440	1,565
Siemens AG ADR		34,260	3,192
			4,757
Materials & Processing – Miscellaneous (1.6%)
Newmont Mining Corp.		55,960	2,904
Multi-Sector Companies (2.6%)
General Electric Co.		135,430	4,710
Oil: Integrated Domestic (4.7%)
BP plc ADR		40,350	2,782
ConocoPhillips		45,430	2,869
Royal Dutch Shell plc ADR		46,140	2,872
			8,523
Oil: Integrated International (0.6%)
Exxon Mobil Corp.		19,190	1,168
Radio & TV Broadcasters (1.9%)
Clear Channel Communications, Inc.		119,480	3,466

Retail (3.3%)
Kohl’s Corp. (a)	31,680	1,680
McDonald’s Corp.	26,340	905
Office Depot, Inc. (a)	20,470	762
Wal-Mart Stores, Inc.	58,020	2,741
		6,088
Securities Brokerage & Services (1.6%)
Charles Schwab Corp. (The)	175,190	3,015
Soaps & Household Chemicals (0.8%)
Procter & Gamble Co.	24,340	1,403
Tobacco (1.0%)
Altria Group, Inc.	25,810	1,829
Utilities: Electrical (3.2%)
American Electric Power Co., Inc.	47,380	1,612
Entergy Corp.	34,250	2,361
FirstEnergy Corp.	37,070	1,813
		5,786
Utilities: Telecommunications (5.7%)
France Telecom S.A. ADR	81,150	1,824
Sprint Nextel Corp.	183,644	4,746
Verizon Communications, Inc.	111,780	3,807
		10,377
Total Common Stocks (Cost $157,845)		175,713
	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $6,174 (Cost $6,172) (f)	$6,172	6,172
Total Investments+ (99.6%) (Cost $164,017)		181,885
Other Assets in Excess of Liabilities (0.4%)		706
Net Assets (100%)		$182,591

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipts

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $164,017,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,868,000 of which $21,049,000 related to appreciated securities and $3,181,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
Money Market Portfolio

Portfolio of Investments
First Quarter Report

March 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (3.1%)
Banking (3.1%)
First Tennessee Bank NA, 4.70%, 4/19/06 (Cost $15,000)	$15,000	$15,000
Commercial Paper (82.1%)
Asset Backed- Automotive (2.0%)
DaimlerChrysler Revolving Auto Conduit LLC, 4.64%, 4/10/06	10,000	9,988
Asset Backed- Consumer (16.4%)
Gemini Securitization Corp., LLC, 4.69%, 4/18/06 (e)	8,000	7,982
Mont Blanc Capital Corp., 4.68%, 4/13/06 (e)	12,000	11,981
Old Line Funding LLC, 4.76%, 4/25/06 (e)	8,000	7,975
Regency Markets No. 1 LLC, 4.72%, 4/18/06 (e)	16,000	15,965
Thames Asset Global Securitization, Inc.
4.65%, 4/12/06 (e)	8,000	7,989
4.77%, 4/25/06 (e)	10,000	9,968
Three Rivers Funding Corp.
4.70%, 4/17/06 (e)	10,000	9,979
4.76%, 4/21/06 (e)	9,000	8,976
		80,815
Asset Backed — Corporate (9.0%)
Amsterdam Funding Corp., 4.75%, 4/21/06 (e)	8,000	7,979
CIESCO LLC, 4.78%, 5/2/06 (e)	15,000	14,939
CAFCO LLC
4.66%, 4/20/06 (e)	3,835	3,826
4.67%, 4/26/06 (e)	9,500	9,469
Eureka Securitization, Inc., 4.67%, 4/20/06 (e)	8,000	7,980
		44,193
Asset Backed — Diversified (12.9%)
CRC Funding LLC, 4.76%, 4/21/06 (e)	11,000	10,971
Fairway Finance Corp., 4.61%, 4/7/06 (e)	16,811	16,798
Jupiter Securization Corp.
4.66%, 4/10/06 (e)	12,000	11,986
4.79%, 4/12/06 (e)	8,000	7,988
Yorktown Capital LLC, 4.69%, 4/17/06	16,000	15,967
		63,710
Asset Backed — Securities (16.2%)
Amstel Funding Corp., 4.65%, 4/18/06 (e)	11,669	11,643
Clipper Receivables Co., LLC, 4.58%, 4/6/06	8,000	7,995
Galleon Capital LLC, 4.58%, 4/3/06 (e)	8,235	8,233
Golden Fish LLC
4.73%, 4/13/06 (e)	5,000	4,992
4.82%, 4/28/06 (e)	15,000	14,946
Grampian Funding LLC, 4.57%, 4/3/06 (e)	12,000	11,997

Scaldis Capital LLC, 4.79%, 4/25/06 (e)	20,000	19,937
		79,743
Insurance (3.4%)
American General Finance, Corp., 4.72%, 4/11/06	17,000	16,978
International Banks (18.6%)
DnB NOR Bank ASA, 4.64%, 4/21/06	6,085	6,069
KBC Financial Products International Ltd., 4.60%, 4/5/06 (e)	12,000	11,994
National Australia Funding (Del), Inc., 4.65%, 4/4/06 (e)	16,000	15,994
Nordea North America, Inc.
4.60%, 4/5/06	12,000	11,994
4.66%, 4/20/06	5,000	4,988
Societe Generale North America, Inc., 4.79%, 4/3/06	16,000	15,995
Toronto Dominion Holdings (USA), Inc., 4.79%, 4/6/06 (e)	15,000	14,990
UBS Finance (Delaware) LLC, 4.58%, 4/5/06	10,000	9,995
		92,019
Investment Bankers/Brokers/Services (3.6%)
Goldman Sachs Group, Inc., (The)
4.78%, 4/4/06	7,929	7,926
4.81%, 4/20/06	10,000	9,975
		17,901
Total Commercial Paper (Cost $405,347)		405,347
Repurchase Agreement (15.1%)
Bear Stearns & Co., 4.84%, dated 3/31/06, due 4/3/06, repurchase price $74,430; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 3.32% to 5.27%, due 3/1/34 to 3/1/36, valued at $75,892. (Cost $74,400)	74,400	74,400
Total Investments (100.3%) (Cost $494,747)		494,747
Liabilities in Excess of Other Assets (-0.3%)		(1,246)
Net Assets (100%)		$493,501

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Institutional Fund, Inc.
Municipal Money Market Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (98.8%)
Fixed Rate Instruments (16.2%)
Commercial Paper (13.6%)
Clark County, Nevada, Sales Tax, Ser. 2004 B, 3.30%, 5/24/06	$7,500	$7,500
Illinois Educational Facilities Authority, Pooled, Ser. 1995,
3.30%, 4/5/06 - 5/25/06	13,700	13,700
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax, Ser. 2004 A,
3.35%, 5/10/06	7,500	7,500
North Carolina Capital Facilities Finance Agency, Duke University, Ser. A2,
3.35%, 5/3/06	3,606	3,606
San Antonio, Texas, Water System, Ser. 2001 A, 3.35%, 5/18/06	5,000	5,000
Texas A & M University System, Permanent University Fund, Ser. 2002,
3.30%, 5/30/06	5,000	5,000
		42,306
Municipal Bonds & Notes (1.0%)
Michigan Municipal Bond Authority, Ser. 2005 B-2, 4.00%, 8/18/06	3,000	3,006
Put Option Bonds (1.6%)
Shelby County, Tennessee, Public Improvement, 2006, Ser. B, 3.25%, 3/1/31	5,000	5,000
		50,312
Variable/Floating Rate Instruments (82.6%)
Daily Variable Rate Bonds (5.6%)
Harris County Health Facilities Development Corp., Texas, Methodist Hospital
System, Ser. 2005 B, 3.02%, 12/1/32	3,600	3,600
Harris County Health Facilities Development Corp., Texas, St. Luke’s Episcopal
Hospital, Ser. 2001 B, 3.02%, 2/15/31	9,500	9,500
Kansas Development Finance Authority, Kansas, Sisters of Charity of Leavenworth
Health System, Ser. 2006 D, 3.03%, 12/1/31	3,000	3,000
Missouri Development Finance Board, Nelson Gallery Foundation, Ser. 2004 A,
3.01%, 12/1/33	1,300	1,300
		17,400
Weekly Variable Rate Bonds (77.0%)
American Public Energy Agency, Nebraska, Gas Supply, Ser. 2005 A,
3.19%, 12/1/15	4,300	4,300
Bexar County Housing Finance Corp., Texas, Multi-Family P-FLOATs PT-2082,
3.21%, 1/20/10	1,000	1,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink
Cross County Extension, Ser. 2002 A (FSA), 3.17%, 10/1/32	1,300	1,300
Broward County Health Facilities Authority, Florida, Henderson Mental Health Center,
Ser. 2004, 3.23%, 7/1/29	5,100	5,100
Centerra Metropolitan District No 1, Colorado, Ser. 2004, 3.20%, 12/1/29	4,100	4,100
Central Washington University, Washington, System Ser. 2002 ROCs II-R Ser. 2121
(FGIC), 3.21%, 5/1/21	4,180	4,180
Charleston Educational Excellence Financing Corp., South Carolina, Ser. 2005 ROCs
II-R, Ser. 515 (Assured Guaranty), 3.21%, 12/1/30	2,725	2,725
Charlotte, North Carolina, Convention Facility, Ser. 2003 B COPs,
3.23%, 12/1/21	5,150	5,150
Chicago Board of Education, Illinois, Ser. 2004 D (FSA), 3.18%, 3/1/23	7,030	7,030
Chicago Metropolitan Water Reclamation District, Illinois, 2002, Ser. E,
3.17%, 12/1/22	9,000	9,000
Chicago, Illinois, Chicago O’Hare International Airport Third Lien, Ser. 2005 C
(CIFG), 3.19%, 1/1/35	7,400	7,400
Coastal Bend Health Facilities Development Corp., Texas, Christus Health, Ser. 2005
Subser. B-3 (AMBAC), 3.17%, 7/1/41	5,000	5,000
Colorado Health Facilities Authority, NCMC, Inc., Ser. 2005 (FSA),
3.16%, 5/15/24	4,345	4,345
DeKalb County Housing Authority, Georgia, Multifamily Housing Post Brook, Ser.
1995, 3.18%, 6/1/30	4,300	4,300
Denver Urban Renewal Authority, Colorado, Stapleton Senior Tax Increment, Ser.
2004 A-1 P-FLOATs PT-999, 3.26%, 12/1/24	3,000	3,000
Duval County Housing Finance Authority, Florida, Sunbeam Road Apartments, Ser.
1997, 3.18%, 7/1/25	4,100	4,100

Dyer, Indiana, Regency Place of Dyer, Ser. 1992 A TOBs (FHA), 3.35%, 8/1/12	2,450	2,450
Florida Department of Transportation, Turnpike, Ser. 2004 A ROCs, II-R Ser. 314,
3.21%, 7/1/30	7,145	7,145
Fulton County Development Authority, Georgia, Morehouse College, Ser. 1997,
3.18%, 8/1/17	2,865	2,865
Garland Health Facilities Development Corp, Texas, Chambrel Club Hill, Ser. 2002,
3.18%, 11/15/32	4,900	4,900
Hamilton County, Ohio, Twin Towers and Twin Lakes, Ser. 2003 A,
3.20%, 7/1/23	3,500	3,500
Hawaii Department of Budget and Finance, Queens Health System, 1998, Ser. A,
3.17%, 7/1/26	6,300	6,300
Houston, Texas, Combined Utility System MERLOTs, 2004, Ser. C13 (MBIA),
3.21%, 5/15/25	2,985	2,985
Houston, Texas, Combined Utility System MERLOTs, 2004, Ser. C17 (MBIA),
3.21%, 5/15/26	3,000	3,000
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago,
Ser. 1999 (AMBAC), 3.22%, 9/1/24	2,760	2,760
Illinois Housing Development Authority, Village Center Development, Ser. 2004,
3.17%, 3/1/20	7,600	7,600
Indiana Health Facility Financing Authority, Community Health Network, Ser. 2005 C,
3.17%, 5/1/35	3,000	3,000
Indiana Transportation Finance Authority, Highway, Ser. 2004 C MERLOTs, Ser. B-
21 (FGIC), 3.21%, 12/1/22	2,095	2,095
Indiana Transportation Finance Authority, Highway, Ser. 2004 C, Ser. CDC 2004-5
(FGIC), 3.21%, 12/1/18	2,735	2,735
Jackson County Hospital Finance Authority, Michigan, W . A. Foote Memorial
Hospital, Ser. 2005 A, 3.17%, 6/1/32	2,600	2,600
Jackson Health Educational & Housing Facility Board, Tennessee, Union University,
Ser. 2005, 3.18%, 7/1/19	5,800	5,800
Lakeland, Florida, Energy System, Ser. 2003, 3.20%, 10/1/37	3,000	3,000
Lancaster County Hospital Authority, Pennsylvania, Willow Valley Retirement
Communities, Ser. 2002 B (RADIAN), 3.21%, 12/1/07	4,000	4,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Tennessee, Vanderbilt University, Ser. 2005 A-2, 3.12%, 10/1/44	100	100
Minneapolis, Minnesota, Fairview Health Services, Ser. 2005 A (AMBAC), 3.16%,
11/15/32	4,000	4,000
Minneapolis, Minnesota, Guthrie Theater on the River, Ser. 2003 A,
3.17%, 10/1/23	2,500	2,500
Mississippi Development Bank, MGAM Natural Gas Supply, Ser. 2005,
3.19%, 7/1/15	7,908	7,908
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care,
Ser. 2004B1 P-FLOATs PA-1276, 3.22%, 9/1/24	6,025	6,025
New York City, New York, Fiscal 2006, Subser. E-4, 3.16%, 8/1/34	3,300	3,300
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Ser.
2003, 3.23%, 10/1/18	6,425	6,425
Oak Park Heights, Minnesota, Multifamily Boutwells Landing, Ser. 2005,
3.19%, 11/1/35	4,500	4,500
Philadelphia, Pennsylvania, Gas Works Sixth, Ser. 1998 (FSA), 3.17%, 8/1/31	8,000	8,000
Philadephia Hospitals & Higher Education Facilities Authority, Pennsylvania, Temple
University Health System, 2005, Ser. C, 3.17%, 7/1/28	5,500	5,500
Port St. Lucie, Florida, Utility System, Ser. 2005 (MBIA), 3.18%, 9/1/35	2,200	2,200
Raleigh, North Carolina, Downtown Improvement, Ser. 2005 B COPs,
3.17%, 2/1/34	7,000	7,000
Rancho Water District Financing Authorty, California, Ser. 2001 B (FGIC), 3.10%,
8/1/31	4,400	4,400
Saline Area Schools, Michigan, Ser. 2002 B, 3.15%, 5/1/30	2,500	2,500
Sayre Health Care Facilities Authority, Pennsylvania, VHA of Pennsylvania, Inc.,
Capital Asset Financing, Ser. 1985 B (AMBAC), 3.20%, 12/1/20	1,400	1,400
Tennergy Corp., Tennessee, Gas, Ser. 2006 B PUTTERs, Ser. 1260B,
3.22%, 5/1/16	5,000	5,000
University of New Mexico Regents, Ser. 2002 B, 3.22%, 6/1/26	5,000	5,000
University of Texas, Permanent University Fund, PUTTERs, Ser. 411,
3.21%, 1/1/12	2,830	2,830
Will County, Illinois, University of St. Francis, Ser. 2005, 3.28%, 12/1/25	3,500	3,500
Williamsburg, Kentucky, Cumberland College, Ser. 2002, 3.17%, 9/1/32	9,190	9,190
York County School District No 4, South Carolina, Fort Mill, Ser. 2004 F TOCs,
3.21%, 3/9/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, Illinois, Special Tax, Ser. 2004,
3.20%, 3/1/34	3,000	3,000

235,913
253,313
Total Tax-Exempt Instruments (Cost $306,625)	306,625
Total Investments (98.8%) (Cost $306,625)	306,625
Other Assets in Excess of Liabilities (1.2%)	3,702
Net Assets (100%)	$310,327

AMBAC	Ambac Assurance Corp.
Assured
Guaranty	Assured Guaranty, Ltd.
CIFG	CDC IXIS Financial Guaranty
COPs	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
P-FLOATSs	Puttable Floating Option Tax-Exempt Receipts
RADIAN	Radian Group, Inc.
ROCs	Reset Option Certificates
TOBs	Tender Option Bonds

Municipal Money Market Portfolio

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE
(UNAUDITED)

	Amortized	Percent
	Cost	of Net
STATE	(000)	Assets
Illinois	$55,290	17.8%
Texas	42,815	13.8
North Carolina	22,181	7.2
Florida	21,545	6.9
Pennsylvania	18,900	6.1
Tennessee	15,900	5.1
Georgia	14,665	4.7
Mississippi	13,933	4.5
Colorado	11,445	3.7
Minnesota	11,000	3.5
Indiana	10,280	3.3
Kentucky	9,190	3.0
South Carolina	8,595	2.8
Michigan	8,106	2.6
Nevada	7,500	2.4
Hawaii	6,300	2.0
New Mexico	5,000	1.6
California	4,400	1.4
Nebraska	4,300	1.4
Washington	4,180	1.4
Ohio	3,500	1.1
New York	3,300	1.1
Kansas	3,000	1.0
Missouri	1,300	0.4
	$306,625	98.8%

Morgan Stanley Institutional Fund, Inc.
Small Company Growth Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.1%)
Advertising Agencies (1.5%)
Focus Media Holding Ltd. ADR (a)	532,334	$30,886
Biotechnology Research & Production (1.0%)
Idexx Laboratories, Inc. (a)	244,235	21,092
Building: Cement (3.1%)
Eagle Materials, Inc.	517,866	33,035
Texas Industries, Inc.	496,940	30,060
		63,095
Casinos & Gambling (2.0%)
Kerzner International Ltd. (a)	529,190	41,182
Chemicals (1.0%)
Nuco2, Inc. (a)	669,367	21,246
Communications & Media (0.8%)
CKX, Inc. (a)	1,188,659	15,536
Communications Technology (1.0%)
3Com Corp. (a)	3,915,900	20,049
Computer Services Software & Systems (8.7%)
Akamai Technologies, Inc. (a)	1,306,899	42,984
Bankrate, Inc. (a)	374,355	16,307
Convera Corp. (a)	811,583	7,775
Equinix, Inc. (a)	706,800	45,390
IHS, Inc. (a)	1,402,293	38,353
Netease.com ADR (a)	1,077,304	26,437
		177,246
Consumer Electronics (2.5%)
CNET Networks, Inc. (a)	2,101,655	29,865
THQ, Inc. (a)	838,938	21,720
		51,585
Consumer Staples — Miscellaneous (2.8%)
ACCO Brands Corp (a)	717,300	15,924
Peet’s Coffee & Tea, Inc. (a)	721,877	21,656
Yankee Candle Co., Inc.	678,596	18,573
		56,153
Diversified (1.3%)
Beacon Roofing Supply, Inc. (a)	638,652	25,955
Drugs & Pharmaceuticals (5.1%)
Adams Respiratory Therapeutics, Inc. (a)	402,772	16,018
Flamel Technologies ADR (a)	411,391	8,705
Gen-Probe, Inc. (a)	534,891	29,483
Medicis Pharmaceutical Corp., Class A	1,206,180	39,322
Noven Pharmaceuticals, Inc. (a)	590,500	10,635
		104,163
Education Services (3.9%)
Ambassadors Group, Inc.	1,161,853	29,511
Strayer Education, Inc.	495,056	50,624
		80,135
Electronics: Medical Systems (0.7%)
Hologic, Inc. (a)	274,000	15,166
Electronics: Semi-Conductors/Components (1.6%)
Tessera Technologies, Inc. (a)	994,412	31,901
Energy — Miscellaneous (3.9%)
Cadence Resources Corp. (a)	1,774,700	9,583
Gasco Energy, Inc. (a)	3,249,769	18,199
Quicksilver Resources, Inc. (a)	395,882	15,305

Range Resources Corp.	1,326,682	36,232
		79,319
Engineering & Contracting Services (1.4%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR (a)	903,359	28,862
Foods (0.2%)
Rocky Mountain Chocolate Factory, Inc.	294,430	4,649
Health Care Services (2.5%)
Stericycle, Inc. (a)	763,606	51,635
Homebuilding (2.0%)
Desarrolladora Homex S.A. de C.V. ADR (a)	1,154,242	40,779
Hotel/Motel (1.9%)
Gaylord Entertainment Co. (a)	838,685	38,059
Household Furnishings (1.0%)
Select Comfort Corp. (a)	520,500	20,586
Investment Management Companies (2.9%)
Greenhill & Co., Inc.	880,406	58,204
Leisure Time (3.1%)
SCP Pool Corp.	897,228	42,089
WMS Industries, Inc. (a)	679,132	20,442
		62,531
Machinery: Industrial/Specialty (0.8%)
Middleby Corp. (a)	195,040	16,329
Medical & Dental Instruments & Supplies (3.4%)
American Medical Systems Holdings, Inc. (a)	863,161	19,421
Techne Corp. (a)	826,811	49,724
		69,145
Oil: Crude Producers (0.8%)
GMX Resources, Inc. (a)	420,400	15,744
Oil: Integrated Domestic (0.7%)
Delta Petroleum Corp. (a)	697,900	14,670
Printing & Copying Services (0.7%)
VistaPrint Ltd. (a)	451,800	13,486
Publishing — Miscellaneous (2.4%)
Morningstar, Inc. (a)	1,116,179	49,971
Real Estate Investment Trusts (REIT) (1.3%)
Jones Lang LaSalle, Inc.	345,301	26,429
Recreational Vehicles & Boats (0.9%)
Polaris Industries, Inc.	351,940	19,202
Restaurants (2.8%)
BJ’s Restaurants, Inc. (a)	1,080,808	29,182
P.F. Chang’s China Bistro, Inc. (a)	553,356	27,275
		56,457
Retail (11.7%)
AFC Enterprises, Inc. (a)	1,201,750	16,704
Blue Nile, Inc. (a)	1,236,683	43,519
Build-A-Bear Workshop, Inc. (a)	934,175	28,633
Chipotle Mexican Grill, Inc. (a)	727,100	40,274
Citi Trends, Inc. (a)	580,564	23,083
Ctrip.com International Ltd. ADR (a)	223,000	18,442
Pantry, Inc. (The) (a)	321,262	20,044
Tractor Supply Co. (a)	468,511	31,081
Zumiez, Inc. (a)	271,300	16,576
		238,356
Service Organizations (1.0%)
Steiner Leisure Ltd. (a)	485,100	19,646
Services: Commercial (7.8%)
Advisory Board Co. (The) (a)	1,048,562	58,478
Coinstar, Inc. (a)	561,745	14,555
CoStar Group, Inc. (a)	575,369	29,856
Macquarie Infrastructure Co. Trust	1,112,704	36,163
Walter Industries, Inc.	312,800	20,839
		159,891

Shoes (1.2%)
Deckers Outdoor Corp. (a)	587,200	23,805
Technology — Miscellaneous (0.5%)
Housevalues, Inc. (a)	1,154,611	9,514
Telecommunications Equipment (2.5%)
SBA Communications Corp., Class A (a)	2,167,538	50,742
Textile Apparel Manufacturers (0.9%)
Carter’s, Inc. (a)	276,033	18,629
Truckers (1.8%)
Landstar System, Inc.	841,491	37,127
Total Common Stocks (Cost $1,556,265)		1,979,157

	Face
	Amount
	(000)
Short-Term Investment (3.5%)
Repurchase Agreement (3.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $70,985 (Cost $70,957) (f)	$70,957	70,957
Total Investments+ (100.6%) (Cost $1,627,222)		2,050,114
Liabilities in Excess of Other Assets (-0.6%)		(12,942)
Net Assets (100%)		$2,037,172

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the SEC.

ADR                     American Depositary Receipts

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,627,222,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $422,892,000 of which $445,763,000 related to appreciated securities and $22,871,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.
U.S. Large Cap Growth Portfolio
Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.5%)
Advertising Agencies (3.2%)
Getty Images, Inc. (a)	199,341	$14,927
Monster Worldwide, Inc. (a)	300,648	14,990
		29,917
Air Transport (1.8%)
Expeditors International of Washington, Inc.	192,298	16,612
Biotechnology Research & Production (1.5%)
Genentech, Inc. (a)	167,080	14,120
Casinos & Gambling (1.5%)
International Game Technology	395,975	13,946
Communications & Media (2.0%)
McGraw-Hill Cos., Inc. (The)	332,500	19,159
Communications Technology (4.4%)
America Movil S.A. de C.V., Class L ADR	824,831	28,259
Crown Castle International Corp. (a)	476,508	13,509
		41,768
Computer Services Software & Systems (4.5%)
Google, Inc., Class A (a)	108,439	42,291
Computer Technology (3.6%)
Apple Computer, Inc. (a)	202,816	12,721
Dell, Inc. (a)	733,743	21,836
Seagate Technology, Inc. (d)(l)	186,100	@—
		34,557
Construction Materials (1.5%)
Cemex S.A. de C.V. ADR	222,600	14,531
Consumer Electronics (6.0%)
Electronic Arts, Inc. (a)	448,682	24,552
Yahoo! , Inc. (a)	1,009,113	32,554
		57,106
Drugs & Pharmaceuticals (1.5%)
Gilead Sciences, Inc. (a)	222,100	13,819
Education Services (2.0%)
Apollo Group, Inc., Class A (a)	361,525	18,984
Electronics: Semi-Conductors/Components (1.3%)
Marvell Technology Group Ltd. (a)	234,419	12,682
Energy — Miscellaneous (5.9%)
Southwestern Energy Co. (a)	341,174	10,982
Ultra Petroleum Corp. (a)	717,775	44,725
		55,707
Financial Data Processing Services & Systems (3.4%)
First Data Corp.	394,000	18,447
Paychex, Inc.	328,219	13,674
		32,121
Financial — Miscellaneous (8.8%)
American Express Co.	436,800	22,954
Berkshire Hathaway, Inc., Class B (a)	8,729	26,292

Chicago Mercantile Exchange Holdings, Inc.	43,563	19,494
Moody’s Corp.	202,598	14,478
		83,218
Health Care — Miscellaneous (1.1%)
Alcon, Inc.	95,365	9,943
Health Care Services (3.5%)
Dade Behring Holdings, Inc.	283,205	10,113
UnitedHealth Group, Inc.	411,563	22,990
		33,103
Homebuilding (1.4%)
Pulte Homes, Inc.	351,189	13,493
Investment Management Companies (2.9%)
Ameriprise Financial, Inc.	317,100	14,288
Legg Mason, Inc.	107,700	13,498
		27,786
Leisure Time (2.5%)
Carnival Corp.	499,420	23,658
Materials & Processing — Miscellaneous (4.4%)
Monsanto Co.	489,684	41,501
Medical & Dental Instruments & Supplies (1.1%)
St. Jude Medical, Inc. (a)	262,027	10,743
Radio & TV Broadcasters (1.9%)
Grupo Televisa S.A. ADR	918,000	18,268
Real Estate Investment Trusts (4.2%)
Brookfield Asset Management, Inc.	729,381	40,160
Retail (9.1%)
Amazon.com, Inc. (a)	473,760	17,297
Costco Wholesale Corp.	687,375	37,228
Sears Holdings Corp. (a)	238,612	31,554
		86,079
Services: Commercial (7.6%)
Corporate Executive Board Co.	209,628	21,151
eBay, Inc. (a)	997,226	38,952
Iron Mountain, Inc. (a)	300,467	12,241
		72,344
Shipping (1.8%)
C.H. Robinson Worldwide, Inc.	337,610	16,573
Tobacco (1.8%)
Altria Group, Inc.	246,881	17,494
Utilities: Gas Pipelines (1.3%)
Questar Corp.	174,762	12,242
Total Common Stocks (Cost $826,902)		923,925

	Face
	Amount
	(000)
Short-Term Investment (2.4%)
Repurchase Agreement (2.4%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $22,819
(Cost $22,810) (f)	$22,810	22,810
Total Investments+ (99.9%) (Cost $849,712)		946,735
Other Assets in Excess of Liabilities (0.1%)		635
Net Assets (100%)		$947,370

(a)           Non-income producing security.

(d)           Security was valued at fair value — At March 31, 2006, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(l)            Security has been deemed illiquid - at March 31, 2006.

@            Face Amount/Value is less than $500.

ADR       American Depositary Receipts

+              At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $849,712,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $97,023,000 of which $127,165,000 related to appreciated securities and $30,142,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.3%)
Diversified (3.7%)
CentraCore Properties Trust REIT	250,570	$6,277
Forest City Enterprises, Inc., Class A	467,690	22,052
Vornado Realty Trust REIT	315,680	30,305
		58,634
Health Care (3.1%)
Cogdell Spencer, Inc. REIT	123,540	2,634
Health Care Property Investors, Inc. REIT	387,690	11,011
LTC Properties, Inc. REIT	118,200	2,749
Senior Housing Properties Trust REIT	1,318,585	23,866
Sunrise Senior Living REIT	437,950	4,673
Universal Health Realty Income Trust REIT	93,350	3,410
Windrose Medical Properties Trust REIT	85,150	1,284
		49,627
Industrial (3.7%)
AMB Property Corp. REIT	682,490	37,039
Cabot Industrial Value Fund, Inc. (d)(i)(l)	1,667	834
Keystone Industries Fund LP (d)(i)(l)	803,193	803
ProLogis REIT	397,629	21,273
		59,949
Lodging/Resorts (17.4%)
Four Seasons Hotels, Inc.	184,840	9,371
Hersha Hospitality Trust REIT	93,027	911
Hilton Hotels Corp.	2,497,503	63,586
Host Marriot Corp. REIT	4,235,700	90,644
Legacy Hotels REIT	1,597,760	11,425
MeriStar Hospitality Corp. REIT (a)	1,333,415	13,841
Morgans Hotel Group Co. (a)	892,950	15,770
Starwood Hotels & Resorts Worldwide, Inc.	1,073,821	72,730
		278,278
Office (21.8%)
Arden Realty, Inc. REIT	556,020	25,093
Beacon Capital Partners, Inc. REIT (a)(d)(i)(l)	335,100	1,010
Boston Properties, Inc. REIT	895,170	83,475
Brandywine Realty Trust REIT	507,007	16,102
BRCP REIT LLC l (d)(i)(l)	5,477,191	4,886
Brookfield Properties Corp.	2,200,984	75,164
Equity Office Properties Trust REIT	1,694,977	56,917
Mack-Cali Realty Corp. REIT	683,740	32,819
Parkway Properties, Inc. REIT	126,690	5,534
Republic Property Trust REIT	346,600	4,079
SL Green Realty Corp. REIT	216,480	21,973
Trizec Properties, Inc. REIT	812,890	20,916
		347,968

Office/Industrial — Mixed (0.6%)
Liberty Property Trust REIT	189,210	8,923
Residential Apartments (18.7%)
American Campus Communities, Inc. REIT	187,850	4,867
Archstone-Smith Trust REIT	1,444,101	70,429
Atlantic Gulf Communities Corp. (a)(d)(i)	140,284	@—
AvalonBay Communities, Inc. REIT	795,362	86,774
BRE Properties, Inc. REIT	77,280	4,328
Equity Residential REIT	1,319,939	61,760
Essex Property Trust, Inc. REIT	425,206	46,232
Post Properties, Inc. REIT	464,195	20,657
United Dominion Realty Trust, Inc. REIT	104,940	2,995
		298,042
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	373,310	18,572
Retail Regional Malls (13.6%)
General Growth Properties, Inc. REIT	252,305	12,330
Macerich Co. (The) REIT	553,545	40,935
Simon Property Group, Inc. REIT	1,676,387	141,051
Taubman Centers, Inc. REIT	557,908	23,248
		217,564
Retail Strip Centers (7.7%)
Acadia Realty Trust REIT	287,440	6,769
BPP Liquidating Trust REIT (d)(l)	113,290	6
Cedar Shopping Centers, Inc. REIT	147,400	2,335
Developers Diversified Realty Corp. REIT	21,905	1,199
Federal Realty Investment Trust REIT	711,565	53,510
Pan Pacific Retail Properties, Inc. REIT	8,940	634
Ramco-Gershenson Properties Trust REIT	44,200	1,338
Regency Centers Corp. REIT	848,775	57,029
		122,820
Self Storage (4.8%)
Public Storage, Inc. REIT	583,215	47,375
Shurgard Storage Centers, Inc., Class A REIT	452,786	30,169
		77,544
Total Common Stocks (Cost $924,039)		1,537,921
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(d)(i)(l)	107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(d)(l)	75,765	@—
		@—
Total Preferred Stocks (Cost $1,828)		@—

	Face
	Amount
	(000)
Short-Term Investment (3.4%)
Repurchase Agreement (3.4%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $54,393 (Cost $54,372) (f)	$54,372	54,372
Total Investments + (99.7%) (Cost $980,239)		1,592,293
Other Assets in Excess of Liabilities (0.3%)		5,282
Net Assets (100%)		$1,597,575

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held $7,539,000 of fair valued securities, representing 0.5% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)                                     Restricted Security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000, Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000, Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,010,000, BRCP REIT LLC l was acquired 5/03 - 1/06 and has a current cost basis of $4,886,000. Cabot Industrial Value Fund, Inc., was acquired 11/05 - 2/06 and has a current cost basis of $834,000. Keystone Industries Fund LP was acquired 10/05 - 3/06 and has a current cost basis of $803,000. At March 31, 2006, these securities had an aggregate market value of $7,533,000, representing 0.47% of net assets.

(l)                                     Security has been deemed illiquid — at March 31, 2006

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

+                                         At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $980,239,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $612,054,000 of which $617,059,000 related to appreciated securities and $5,005,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	524	$524	4/4/06	CAD	607	$520	$(4)

CAD — Canadian Dollar

USD — United States Dollar

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006

51